1933 Act File No. 333-16157
                                                     1940 Act File No. 811-07925

                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C. 20549

                                     FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933.....        X
                                                                  -----

Pre-Effective Amendment No.      ...........................
                            -----                                 -----

Post-Effective Amendment No.__12_                                 __X__

                                      and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X
                                                                  -----

Amendment No.   13  ........................................        X
              ------                                              -----

                                   WESMARK FUNDS

                (Exact name of Registrant as Specified in Charter)

                               5800 Corporate Drive
                        Pittsburgh, Pennsylvania 15237-7010
                     (Address of Principal Executive Offices)

                                  (412) 288-1900
                          (Registrant's Telephone Number)

                            John W. McGonigle, Esquire,
                            Federated Investors Tower,
                        Pittsburgh, Pennsylvania 15222-3779
                      (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

___ immediately upon filing pursuant to paragraph (b)
___ on ________________  pursuant to paragraph (b)
_X_ 60 days after filing pursuant to paragraph (a) (i)
_ _ on _ _______________ pursuant to paragraph (a) (i)
___ 75 days after filing pursuant to paragraph (a) (ii)
___ on _________________ pursuant to paragraph (a) (ii) of  Rule 485.

If appropriate, check the following box:

___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


                                   Copies To:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky LLP
2101 L Street, N.W.
Washington, D.C.  20037




[Logo of WesMark Funds]
Family of Funds
COMBINED PROSPECTUS

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Small Company Growth Fund


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Growth Fund


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Balanced Fund


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Bond Fund


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West Virginia Municipal Bond Fund


DATED MARCH 31, 2002

PROSPECTUS
WESMARK FUNDS

WesMark Small Company Growth Fund
WesMark Growth Fund
WesMark Balanced Fund
WesMark Bond Fund
WesMark West Virginia Municipal Bond Fund
WesMark Funds (the "Trust") is an open-end, management investment company. The Trust has five separate investment portfolios (mutual funds). Each fund offers its own shares and has a distinct investment goal to meet specific investor needs.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Contents
Fund Goals, Strategies, and Risks         1
What are the Funds' Fees and Expenses?          12
What are the Principal Securities in Which the Funds Invest?      13
What are the Specific Risks of Investing in the Funds?            18
What do Shares Cost?                     20
How are the Funds Sold?                  21
How to Purchase Shares                   22
How to Redeem and Exchange Shares        23
Account and Share Information            25
Who Manages the Funds?                   26
Financial Information                    27

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

March 31, 2002


FUND GOALS, STRATEGIES AND RISKS

WesMark Small Company Growth Fund

Goal
To achieve capital appreciation.

Strategy

     The Fund (WesMark Small Company Growth Fund) invests in a diversified portfolio of common stocks of small-sized companies similar in size to those within the Russell 2000 Index. As of May 31, 2001, the Index's range was $180 million to $1.6 billion, but frequently changes as the market value of the stocks that comprise the index changes or as stocks are added or removed from the index. WesBanco Investment Department (Adviser), (formerly known as WesBanco Trust and Investment Services) selects stocks of companies which meet certain fundamental and technical standards of selection, and have an above-average potential for appreciation. The Fund will invest in companies in market sectors that offer the highest growth potential, which historically have been telecommunication, computer hardware and software, technology, health care, and biotechnology. However, the Fund may invest in other sectors if, in the Adviser's opinion, they offer a better opportunity for growth. The Adviser will select stocks of companies with growth characteristics, such as above-average earnings growth potential or where significant changes are taking place, such as new products, services, or methods of distributions, or overall business restructuring. The Fund's investment philosophy will be to select rapidly growing companies with the expectation that this rapid growth will overcome any deficiencies in either balance sheet strength or high valuation. Opportunities that are identified in more mature industries may also be selected for investment by the Fund. Because the Fund refers to small company investments in its name, it will notify shareholders in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in small companies.

Risk/Return Bar Chart and Table
[TO COME]
Average Annual Total Return Table*
[TO COME]

WesMark Growth Fund

Goal
To achieve capital appreciation.

Strategy

     The Fund (WesMark Growth Fund) strives to meet its investment goal by selecting growth-oriented stocks of companies that are expected to achieve higher than average profitability ratios such as operating profit margin or return on equity. These stocks are purchased by the Fund only when their price-earnings ratio in relation to market averages such as the Standard & Poor's 500 Index (S&P 500) is within historical ranges.

     Although a company's earnings may be continually growing, the Fund may sell such a company if, in the judgment of the investment adviser, WesBanco Investment Department (Adviser), (formerly known as WesBanco Trust and Investment Services) its stock price is excessively overvalued.

     Most often, these companies will be classified as "large-" or "mid-" capitalization companies. The Adviser generally considers companies with market capitalizations over $1 billion to fall within these classifications. The Fund's investment approach is based on the conviction that, over the long term, the economy will continue to expand and develop and that this economic growth will be reflected in the growth of the revenues and earnings of publicly held corporations. Under normal market conditions, the Fund will invest at least 65% of its assets in equity securities of U.S. companies. Equity securities include common stocks, preferred stocks, and securities (including debt securities) that are convertible into common stocks.

Risk/Return Bar Chart and Table
[TO COME]
Average Annual Total Return Table
[TO COME]

WesMark Balanced Fund

Goal
To achieve capital appreciation and income.

Strategy

     The Fund (WesMark Balanced Fund) invests in a diversified portfolio of equity and debt securities. Under normal circumstances, the asset mix of the Fund will range between 30-70% of its total assets in common stocks and convertible securities, 30-70% in preferred stock and bonds, and 0-40% in money market instruments. In order to achieve its goal of capital appreciation and income (i.e., total return), the Fund's assets will be invested mostly in stocks. The Adviser will decide how the Fund's portfolio will be allocated among equity, debt, and money market securities based on economic and market conditions. However, the Fund will invest at least 25% of its assets in fixed income senior securities. The Fund will include stocks which pay dividends and will attempt to maintain an above average dividend yield. The Adviser may use a blend of styles of selecting stocks, i.e., stocks may be selected for either their growth characteristics or value characteristics, or both. The Fund may invest in bonds of any maturity (i.e., short, intermediate, or long term). By combining bonds and stocks with above average yield, the Fund expects to dampen market volatility, provide above average income return, and achieve long-term growth higher than the rate of inflation.

     The Fund will invest in debt securities rated at least investment grade.

Risk/Return Bar Chart and Table
[TO COME]
Average Annual Total Return Table*
[TO COME]

WesMark Bond Fund

Goal
To achieve high current income consistent with preservation of capital.

Strategy

     The Fund (WesMark Bond Fund) invests primarily in a professionally managed, diversified portfolio of bonds, which includes all permitted types of debt instruments. Under normal circumstances, at least 65% of the Fund's net assets will be invested in investment grade securities, including repurchase agreements collateralized by such investment grade securities. Investment grade securities are securities rated in one of the top four ratings categories by a nationally recognized statistical rating organization or securities that are unrated but are determined by the Fund's Adviser to be of comparable quality. (See "Investment Ratings for Investment Grade Securities"). Downgraded securities will be evaluated on a case-by-case basis by the Adviser. The Adviser will determine whether or not the security continues to be an acceptable investment. The Fund will invest in those sectors of the bond market that offer the highest yield in relation to historical yield spreads. By recognizing changing relative yields and allocating the assets of the Fund into the most attractive market and maturity sectors, the Fund will attempt to achieve above average returns. The Fund may invest in bonds of any maturity (i.e., short, intermediate, or long term).

     Because the Fund refers to fixed income investments in its name, it will notify shareholders in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in small companies.

Risk/Return Bar Chart and Table
[TO COME]
Average Annual Total Return Table
[TO COME]

WesMark West Virginia Municipal Bond Fund

Goal

     To achieve current income which is exempt from federal income tax and the income taxes imposed by the State of West Virginia.

Strategy

     The Fund (WesMark West Virginia Municipal Bond Fund) attempts to achieve its investment objective by investing in a professionally managed portfolio consisting primarily of investment grade securities issued by the State of West Virginia and its political subdivisions, agencies, and authorities, and other issuers (such as possessions or territories of the U.S.), the interest of which is exempt from federal and West Virginia income tax ("West Virginia Municipal Securities"). As a matter of fundamental investment policy which may not be changed without shareholder approval, at least 80% of the Fund's net assets will be invested in West Virginia Municipal Securities. For purposes of this policy, the tax-free interest must not be a preference item for purposes of computing the federal alternative minimum tax.

     The Adviser will attempt to minimize market volatility by selecting intermediate term securities (securities with an average maturity generally between five and seven years). The Fund will buy and sell securities to take advantage of opportunities to enhance yield. These transactions may generate capital gains (losses) which have different tax treatment than tax-exempt interest income.

Risk/Return Bar Chart and Table*
[TO COME]
Average Annual Total Return Table*

   [TO COME]

PRINCIPAL RISKS OF THE FUNDS

     In addition to the risks set forth below that are specific to an investment in a particular Fund, there are risks common to all mutual funds.

     For example, a fund's share price may decline and an investor could lose money. Also, there is no assurance that a Fund will achieve its investment objective. The Shares offered by this prospectus are not deposits or obligations of any bank, including WesBanco Bank, ("WesBanco"), are not endorsed or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risks                     Small       Growth   Balanced  Bond    West
                          Company     Fund     Fund      Fund    Virginia
                          Growth                                 Municipal
                          Fund                                   Bond Fund
Stock Market Risks1       X           X        X
Credit Risks2                                  X         X       X
Interest Rate Risks3                           X         X       X
Risks Related to                               X
Investing for Value4
Risks Related to          X           X        X
Investing for Growth5
Risks Related to          X           X
Company Size6
Call Risks7                                    X         X       X
Prepayment Risks8                              X         X
Sector Risks9             X           X                          X
Tax Risks10                                                      X
Diversification Risks11                                          X
West Virginia Risks12                                            X

1    The value of equity securities rises and fall.

2 The possibility that an issuer will default on a security by failing to pay interest or principal when due.

3 Prices of fixed income securities rise and fall in response to interest rate changes.

4 Value stocks depend less on price changes for returns and may lag behind growth stocks in an up market.

5 Growth stocks depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks.

6 The smaller the capitalization of a company, the less liquid its stock and the more volatile its price.

7 An issuer may redeem a fixed income security before maturity at a price below its current market price.

8 The relative volatility of mortgage-backed securities is due to the likelihood of prepayments which increase in a declining interest rate environment and decrease in a rising interest rate environment.

9    Market sectors may underperform other sectors or the market as a whole.

10 Changes in federal tax laws may cause the prices of municipal securities to fall.

11 Compared to diversified mutual funds, a non-diversified fund may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund's risk by magnifying the impact
     (positively or negatively) that any one issuer has on the Fund's share price and performance.

12 The portfolio may comprise securities issued or credit enhanced by issuers located in West Virginia. Therefore, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these issuers.

WHAT ARE THE FUND'S FEES AND EXPENSES?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Funds.





Example

     This Example is intended to help you compare the cost of investing in the WesMark Funds (the "Funds") with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in each of the Funds for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's operating expenses are before waivers as shown above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

             1     3      5      10
              Year Years  Years   Years
WesMark       $683 $1,116 $1,574 $2,840
Small
Company
Growth Fund
WesMark       $618  $921  $1,245 $2,159
Growth Fund
WesMark       $629  $953  $1,299 $2,274
Balanced
Fund
WesMark       $510  $796  $1,102 $1,970
Bond Fund
WesMark       $525  $840  $1,178 $2,130
West
Virginia
Municipal
Bond Fund


WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUNDS INVEST?

Equity Securities

     Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. A Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which a Fund may invest.

Common Stocks

     Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

Preferred Stocks

     Preferred  stocks  have  the  right  to  receive  specified   dividends  or
distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. A Fund may also treat such redeemable preferred stock as a fixed income security.

Fixed Income Securities

     Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

     A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Funds may invest.

Treasury Securities
Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

     Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as Treasury securities. The Funds treat mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

Corporate Debt Securities

     Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. A Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

     In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Commercial Paper

     Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

MORTGAGE BACKED SECURITIES

     Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

     Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments on to the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Collateralized Mortgage Obligations (CMOs)

     CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and market risks for each CMO class.

IOs and POs

     CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against interest rate risks.

Asset Backed Securities

     Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities have prepayment risks. Like CMOs, asset backed securities may be structured like floating rate securities, IOs and POs.

Zero Coupon Securities

     Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security. There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. Treasury STRIPs, IOs and POs are the most common forms of stripped zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities.

Convertible Securities

     Convertible securities are fixed income securities that a Fund has the option to exchange for equity securities at a specified conversion price. The option allows a Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, a Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, a Fund could realize an additional $2 per share by converting its fixed income securities.

     Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit a Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

     The Funds treat convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.

Tax Exempt Securities

     Tax exempt securities are fixed income securities that pay interest that is not subject to regular federal and/or state income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

General Obligation Bonds

     General obligation bonds are supported by the issuer's power to impose property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

Special Revenue Bonds

     Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls, or fees. Special revenue bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls could result in a default on the bonds.

Private Activity Bonds

     Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

     The interest on many types of private activity bonds is subject to the federal alternative minimum tax (AMT). The Fund may invest to a limited extent in bonds subject to AMT.

Tax Increment Financing Bonds

     Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants' sales, and related tax collections, failed to increase as anticipated.

Municipal Notes

     Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

Variable Rate Demand Instruments

     Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Funds treat demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond thirteen months.

Municipal Leases

     Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale.

     A Fund may invest in securities supported by pools of municipal leases. The most common type of lease backed securities are certificates of participation
(COPs). However, the Fund may also invest directly in individual leases.

Foreign Securities

     Foreign securities are securities of issuers based outside the United States. The Funds consider an issuer to be based outside the United States if:

o it is organized under the laws of, or has a principal office located in, another country;

o    the principal trading market for its securities is in another country; or

o it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

     Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

Depositary Receipts

     Depositary receipts represent interests in underlying shares issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. American Depositary Receipts (ADRs) are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

Temporary Defensive Investments

     The Funds may temporarily depart from their principal investment strategies by investing their assets in cash, cash items, and shorter-term, higher-quality debt securities and similar obligations. They may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause a Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

Investment Ratings for Investment Grade Securities

     The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the issuer's ability to pay interest or principal when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.

Credit Enhancement

     Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

     Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUNDS?

Stock Market Risks

o The value of equity securities in a Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. A Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, a Fund's share price may decline.

o The Adviser attempts to manage market risk by limiting the amount a Fund invests in each company's equity securities. However, diversification will not protect a Fund against widespread or prolonged declines in the stock market.

Interest Rate Risks

o Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

o Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risks

o Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

o Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Adviser's credit assessment.

o Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

o Credit risk includes the possibility that a party to a transaction (such as a repurchase agreement) involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.

Call and Prepayment Risks

o Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

o If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

o Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. As a result, increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. This relationship between interest rates and mortgage prepayments makes the price of mortgage backed securities more volatile than most other types of fixed income securities with comparable credit risks.

Sector Risks

o Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of a Fund's portfolio holdings to a particular sector, a Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

Risks Related to Investing for Growth

o Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

Risks Related to Investing for Value

o Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

Risks Related to Company Size

o Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

o Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than larger, well capitalized companies.

risks of foreign investing

o Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

o Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent a Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

o Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of a Fund's investments.

Tax Risks

o In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by a Fund to shareholders to be taxable.

o Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.

o    Income from the Fund may be subject to the AMT.

WEST VIRGINIA SECTOR Risks
o Because the West Virginia Municipal Bond Fund invests primarily in issuers from a single state, the Fund may be subject to additional risks compared to funds that invest in multiple states. West Virginia's economy is heavily dependent upon certain industries, such as coal mining, manufacturing and tourism. Any downturn in these and other industries may adversely affect the economy of the state.

WHAT DO SHARES COST?

     You can purchase, redeem, or exchange Shares any day the New York Stock Exchange (NYSE) and Federal Reserve wire system are open. When a Fund receives your transaction request in proper form, it is processed at the next determined net asset value (NAV) plus the applicable sales charge (public offering price). NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Funds generally value equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market. Fixed income securities are generally valued at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service. Short-term obligations are valued according to the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined by the Board.

     The required minimum initial investment in each Fund is $1,000, unless the investment is in an Individual Retirement Account, in which case the minimum initial investment is $500. Subsequent investments in each Fund must be in amounts of at least $100. These minimums may be waived for purchase by the Trust Division of WesBanco for its fiduciary or custodial accounts and WesBanco employees and members of their immediate family. A Fund may waive the initial minimum investment from time to time.

     An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Trust. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

Sales Charge When You Purchase Shares
of the Small Company Growth Fund, Growth Fund & Balanced Fund:
Amount of     Sales        Sales
Investment    Charge as a  Charge
              Percentage   as a
              of Public    Percentage
              Offering     of NAV
              Price
Less than     4.75%        4.99%
$50,000
$50,000 but   3.50%        3.63%
less than
$100,000
$100,000      2.50%        2.56%
but less
than
$250,000
$250,000      1.50%        1.52%
but less
than
$500,000
$500,000      1.00%        1.01%
but less
than
$1,000,000
$1,000,000    0.00%        0.00%
or greater



Sales Charge When You Purchase Shares
of the Bond Fund & West Virginia Municipal Bond Fund:
Amount of     Sales Charge  Sales Charge
Investment    as a          as a
              Percentage    Percentage
              of Public     of NAV
              Offering
              Price
Less than     3.75%         3.90%
$25,000
$25,000 but   3.50%         3.63%
less than
$50,000
$50,000 but   3.00%         3.09%
less than
$100,000
$100,000      2.50%         2.56%
but less
than
$250,000
$250,000      1.50%         1.52%
but less
than
$500,000
$500,000      1.00%         1.01%
but less
than
$1,000,000
$1,000,000    0.00%         0.00%
or greater


     Certain investors, including trust customers of WesBanco, are not subject to the sales charge.

     The sales charge at purchase will be  eliminated  when Shares are purchased by:

o    trust and fiduciary accounts of WesBanco;

o    certain defined benefit/contribution plans;

o employees, directors and officers of WesBanco, Federated Investors and their affiliates, and members of their immediate families;

o    investments made after signing a Letter of Intent;

o    investments of $1,000,000 or more;

o    exchanges between WesMark Funds; and

o exchanges from any WesMark Fund into Institutional Service Shares of Automated Cash Management Trust (a portfolio of Money Market Obligations Trust) (Automated Cash Management Trust), and any subsequent exchanges back into any WesMark Fund.

o In addition, if your account was opened prior to October 1, 1999, all subsequent purchases will not be subject to the sales charge. Contact WesMark Funds Shareholder Services (1-800-864-1013) or your account representative for further information on reducing or eliminating the sales charge.

HOW ARE THE FUNDS SOLD?

     Edgewood Services, Inc. (Distributor) markets the Shares described in this prospectus to customers of WesBanco, Inc. and its affiliates and institutions or individuals, directly from a Fund or through investment professionals. When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

     The Funds have adopted a Rule 12b-1 Plan, which allows them to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Funds' Shares. Because these Shares could pay marketing fees on an ongoing basis, your investment cost may be higher over time than other Shares with different sales charges and marketing fees. The Funds are not currently paying or accruing fees under the Plan.

HOW TO PURCHASE SHARES

     You may purchase Shares directly from a Fund by calling WesMark Funds Shareholder Services at 1-800-864-1013, through WesBanco Securities, Inc. or through an investment professional. The Funds reserve the right to reject any request to purchase or exchange Shares.

DIRECTLY FROM a FUND

o Establish your account with a Fund by submitting a completed New Account Form; and

o Send your payment to a Fund by Federal Reserve wire or check. You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your payment. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees a Fund or its transfer agent incurs.

     An institution may establish an account and place an order by calling a Fund and the Shares will be priced at the next calculated NAV after a Fund receives the order.

By Wire

     To purchase Shares by Federal Reserve wire, contact your account officer for wiring instructions. Wire orders will only be accepted on days on which a Fund, WesBanco and the Federal Reserve Banks are open for business.

By Check

     Make your check payable to "Fund Name", note your account number on the check (for existing shareholders only), and mail it to:

  WesMark Funds Shareholder Services
  WesBanco Bank, Inc.
  One Bank Plaza
  Wheeling, WV 26003

     Payment should be made in U.S. dollars and drawn on a U.S. bank. A Fund will not accept third-party checks (checks originally payable to someone other than you or a Fund).

THROUGH WESBANCO Securities, Inc.

     Shares can be purchased through WesBanco Securities, Inc. (WSI), by visiting a WSI investment professional or by calling 1-800-368-3369. Once you have established your account with WSI, you may submit your purchase order to a WSI investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV plus the applicable sales charge if the investment professional forwards the order to a Fund on the same day and a Fund receives payment within three business days. You will become the owner of Shares and receive dividends when a Fund receives your payment.

THROUGH AN INVESTMENT PROFESSIONAL

o    Establish an account with the investment professional; and

o Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of Shares and receive dividends when the Fund receives your payment.

     Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

THROUGH AN EXCHANGE

     You may purchase Shares through an exchange from another WesMark Fund or from Automated Cash Management Trust.

BY SYSTEMATIC INVESTMENT PROGRAM

     Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting a Fund or your investment professional. The minimum investment amount for SIPs is $100.

BY AUTOMATED CLEARING HOUSE (ACH)

     Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

     You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call the Fund or your investment professional for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

HOW TO REDEEM AND EXCHANGE SHARES

You should redeem or exchange Shares:

o    directly from a Fund if you purchased Shares directly from a Fund; or

o through an investment professional if you purchased Shares through an investment professional.

DIRECTLY FROM a FUND

By Telephone

     You may redeem or exchange Shares by calling your account officer or WesMark Funds Shareholder Services at 1-800-864-1013 once you have completed the appropriate authorization form for telephone transactions. If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

By Mail

     You may redeem or exchange Shares by mailing a written request to a Fund. You will receive a redemption amount based on the next calculated NAV after a Fund receives your written request in proper form.

Send requests by mail to:

  WesMark Funds Shareholder Services
  WesBanco Bank, Inc.
  One Bank Plaza
  Wheeling, WV 26003
All requests must include:

o    Fund Name, account number and account registration;

o    amount to be redeemed or exchanged;

o    signatures of all shareholders exactly as registered; and

o if exchanging, the Fund Name, account number and account registration into which you are exchanging.

Call the Fund or your investment professional if you need special instructions.

Through Wesbanco sECURITIES, Inc.

     Shares can be redeemed or exchanged through WSI by visiting a WSI investment professional or by calling 1-800-368-3369. Once you have established your account with WSI, you may submit your redemption or exchange order to a WSI investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after a Fund receives the order from the investment professional.

THROUGH AN INVESTMENT PROFESSIONAL

     Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after a Fund receives the order from your investment professional.

Signature Guarantees

Signatures must be guaranteed if:

o your redemption will be sent to an address other than the address of record;

o your redemption will be sent to an address of record that was changed within the last 30 days;

o    a redemption is payable to someone other than the shareholder(s) of record;
     or

o if exchanging (transferring) into another fund with a different shareholder registration.

     A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union, or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

     Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

o an electronic transfer to your account at a financial institution that is an ACH member; or

o wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

     Although the Funds intend to pay Share redemptions in cash, they reserve the right to pay the redemption price in whole or in part by a distribution of a Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

     Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

o    to allow your purchase to clear;

o    during periods of market volatility; or

o when a shareholder's trade activity or amount adversely impacts a Fund's ability to manage its assets.

     You will not accrue interest or dividends on uncashed checks from a Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

     In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in a Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

EXCHANGE PRIVILEGES

     You may exchange Shares of a Fund into Shares of another WesMark Fund or into shares of Automated Cash Management Trust. To do this, you must:

o    ensure that the account registrations are identical;

o    meet any minimum initial investment requirements; and

o receive a prospectus for the fund into which you wish to exchange. An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

     A Fund may modify or terminate the exchange privilege at any time. The Funds' management or Adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to a Fund and other shareholders. If this occurs, a Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other WesMark Funds.

SYSTEMATIC WITHDRAWAL/ EXCHANGE PROGRAM

     Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must be $10,000. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. Generally, it is not advisable to continue to purchase Shares subject to a sales charge while redeeming Shares using this program.

ADDITIONAL CONDITIONS

Telephone Transactions
The Funds will record your telephone instructions. If a Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates
The Funds do not issue share certificates.

ACCOUNT AND SHARE INFORMATION

CONFIRMATIONS AND ACCOUNT STATEMENTS

     You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

     Dividends of the Small Company Growth Fund and Growth Fund, if any, are declared and paid quarterly. Dividends of the Balanced Fund are declared and paid monthly, and dividends of the Bond Fund and Municipal Bond Fund are declared daily and paid monthly. Dividends are paid to all shareholders invested in the Funds on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

In addition, the Funds pay any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.
If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before a Fund declares a dividend or capital gain. Contact your investment professional or a Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES
Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below $1,000. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

     The Funds send an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in a Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time a Fund holds its assets. The Small Company Growth Fund, Growth Fund, Balanced Fund and Bond Fund distributions are expected to be both dividends and capital gains. It is anticipated that Municipal Bond Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes. The Fund's dividends will be exempt from West Virginia state personal income tax to the extent they are derived from interest on obligations exempt from such taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

WHO MANAGES THE FUNDS?

     The Board of Trustees governs the Funds. The Board selects and oversees the Adviser, WesBanco Investment Department. Effective May 10, 2001, the Trust's investment adviser's name changed from WesBanco Trust and Investment Services to WesBanco Investment Department. The Adviser manages the Funds' assets, including buying and selling portfolio securities. The Adviser's address is One Bank Plaza, Wheeling, WV 26003.

Adviser's Background [TO BE UPDATED]

     The Adviser is a division of WesBanco Bank, Inc. which is a wholly owned subsidiary of WesBanco, Inc. (Corporation), a registered bank holding company headquartered in Wheeling, WV. The Corporation and its subsidiaries provide a broad range of financial services to individuals and businesses in West Virginia and Ohio. The Adviser is a state chartered bank, which offers financial services that include commercial and consumer loans, corporate, institutional and personal trust services, and demand and time deposit accounts. The Adviser employs an experienced staff of professional investment analysts, portfolio managers and traders. The staff manages the bond portfolios for the Corporation that includes government, corporate, mortgage and municipal securities with a total value of $549 million as of December 31, 2000. In addition, the Adviser provides investment management services to trust customers of WesBanco Trust and Investment Services. The total assets of WesBanco Trust and Investment Services are valued at $3.1 billion.


The Funds' portfolio managers are:

Jerome B. Schmitt

     Jerome B. Schmitt has been a co-portfolio manager of the Funds since their inception. He has been employed by the Adviser since 1972 and served as Senior Vice President of Trust and Investments from 1991 to 1996, and has been Executive Vice President of Trust and Investments since June 1996. Mr. Schmitt is a Chartered Financial Analyst and received his M.A. in Economics from Ohio University. Mr. Schmitt is responsible for supervising the activities of the Trust and Investment Departments of the Adviser.

David B. Ellwood

     David B. Ellwood has been a co-portfolio manager of the Funds since their inception. He has been employed by the Adviser since 1982 and has been Vice President--Investments since May 1997. Mr. Ellwood is a Chartered Financial Analyst and received a B.S. degree in Business Administration from Wheeling Jesuit College. Mr. Ellwood is responsible for portfolio management, investment research and assisting in the supervision of the investment activities of the Investment Department.

Christopher G. Karpinski

     Christopher G. Karpinski was named co-portfolio manager of the West Virginia Municipal Bond Fund in February 2001. He has been employed by the Adviser as a Senior Investment Officer since February 1999. Mr. Karpinski received a BS degree in Business Administration from West Liberty State College. Mr. Karpinski's responsibilities include portfolio management, investment research and security trading for the Trust and Investment Departments of the Adviser.

Advisory Fees
The Adviser receives an annual investment advisory fee equal to a percentage of each Fund's average daily net assets at the following rates: 0.75% of the Small Company Growth Fund, Growth Fund and Balanced Fund, and 0.60% of the Bond Fund and Municipal Bond Fund. The Adviser may voluntarily waive a portion of its fee or reimburse a Fund for certain operating expenses.

FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS

     The Financial Highlights will help you understand the Funds' financial performance for the past five fiscal years, or since inception, if the life of a Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of all dividends and capital gains. This information has been audited by Deloitte & Touche LLP, whose report, along with the Funds' audited financial statements, is included in the Annual Report.


FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(b) This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown.
(c) Reflects operations for the period from August 8, 2000 (date of initial public investment) to January 31, 2001.
(d)   Computed on an annualized basis.
(e) Reflects operations for the period from April 14, 1997 (date of initial public investment) to January 31, 1998.
(f)   Amount represents less than 0.01%.
(g) Reflects operations for the period from April 20, 1998 (date of initial public investment) to January 31, 1999.
(h)   Amount represents less than $0.01.
Further information about the Funds' performance is contained in the Annual Report, dated January 31, 2001, which can be obtained free of charge.



WESMARK SMALL COMPANY GROWTH FUND (WMKSX)


WESMARK GROWTH FUND (WMKGX)


WESMARK BALANCED FUND (WMBLX)


WESMARK BOND FUND (WMBDX)


WESMARK WEST VIRGINIA
MUNICIPAL BOND FUND (WMKMX)




March 31, 2002



     A Statement of Additional Information (SAI) dated March 31, 2002, is incorporated by reference into this prospectus. Additional information about the Funds and their investments is contained in the Funds' SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion and Analysis discusses market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Funds at 1-800-864-1013.

     You can obtain information about the Funds (including the SAI) by writing to or visiting the Public Reference Room of the Securities and Exchange Commission in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Investment Company Act File No. 811-7925
Cusip 951025501
Cusip 951025204
Cusip 951025303
Cusip 951025402
Cusip 951025105


25314 (5/01)









                                   WESMARK FUNDS

                         WesMark Small Company Growth Fund
                                WesMark Growth Fund
                               WesMark Balanced Fund
                                 WesMark Bond Fund
                     WesMark West Virginia Municipal Bond Fund




                        Statement of Additional Information
                                  March 31, 2002


     This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus of the WesMark Funds dated March 31, 2002.

This SAI incorporates by reference the Funds' Annual Report. Obtain the Prospectus or the Annual Report without charge by calling 1-800-864-1013.


CONTENTS
==============================================================================


How Are the Funds Organized?---------------------------------------------

Securities in Which the Funds Invest-------------------------------------

What Do Shares Cost?-----------------------------------------------------

How Are the Funds Sold?--------------------------------------------------

Exchanging Securities for Shares-----------------------------------------

Redemption in Kind-------------------------------------------------------

Account and Share Information--------------------------------------------

Tax Information----------------------------------------------------------

Who Manages and Provides Services to the Funds?--------------------------

Fees Paid by the Funds for Services--------------------------------------

How Do the Funds Measure Performance?------------------------------------

Financial Information----------------------------------------------------

Addresses----------------------------------------------------------------


Edgewood Services, Inc., Distributor,
subsidiary of Federated Investors, Inc.
25370 (3/02)






HOW ARE THE FUNDS ORGANIZED?

     WesMark Funds (Trust) is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on March 1, 1996. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Trust currently offers four diversified portfolios: WesMark Small Company Growth Fund (Small Company Growth Fund), WesMark Growth Fund (Growth Fund), WesMark Balanced Fund (Balanced Fund), and WesMark Bond Fund (Bond Fund), and one non diversified portfolio, WesMark West Virginia Municipal Bond Fund (Municipal Bond Fund). The Funds' investment adviser is WesBanco Investment Department (Adviser). The Adviser, formerly known as WesBanco Trust and Investment Services, changed its name effective May 10, 2001.


SECURITIES IN WHICH THE FUNDS INVEST

In pursuing their investment strategy, the Funds may invest in the following securities for any purpose that is consistent with their investment objective.

Following table indicates which types of securities are:

o-----P = Principal investment of a Fund;

o     A = Acceptable (but not principal) investment of a Fund; or

o     N = Not an acceptable investment of a Fund.

---------------------------------------------------------------------------
    Securities        Small    Growth     Balanced     Bond    Municipal
                     Company      Fund      Fund       Fund    Bond Fund
                   Growth Fund
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Common Stocks           P          P          P         A          N
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Preferred Stocks        P          P          P         A          N
---------------------------------------------------------------------------
---------------------------------------------------------------------------
REITs                   A          A          A         N          N
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Warrants                A          A          A         N          N
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Treasury Securities     A          A          P         P          A
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Agency Securities       A          A          P         P          A
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Corporate Debt          A          A          P         P          N
Securities
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Commercial Paper        A          A          P         A          N
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Bank Instruments        A          A          A         A          A
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Mortgage Backed         N          N          P         P          N
Securities
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Collateralized          N          N          P         P          N
Mortgage
Obligations
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Asset Backed            N          N          P         P          N
Securities
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Zero Coupon             N          N          P         A          N
Securities
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Credit Enhancement      A          N          A         A          P
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Convertible             A          A          P         P          N
Securities
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Tax Exempt              N          N          P         A          P
Securities
---------------------------------------------------------------------------
---------------------------------------------------------------------------
General Obligation      N          N          A         A          P
Bonds
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Special Revenue         N          N          A         A          P
Bonds
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Private Activity        N          N          A         A          P
Bonds
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Tax Increment           N          N          A         A          P
Financing
Bonds
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Municipal Notes         N          N          A         A          P
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Variable Rate           N          N          A         A          P
Demand Instruments
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Municipal Leases        N          N          N         N          A
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Depositary Receipts     P          P          P         N          N
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Derivative              A          A          A         A          A
Contracts
---------------------------------------------------------------------------

---------------------------------------------------------------------------
Futures                 A          A          A         A          A
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Options                 A          A          A         A          A
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Repurchase              A          A          A         A          A
Agreements
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Reverse Repurchase      A          A          A         A          A
Agreements
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Delayed Delivery        A          A          A         A          A
Transactions
---------------------------------------------------------------------------
---------------------------------------------------------------------------
To Be Announced         A          A          A         A          N
Securities
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Dollar Rolls            A          A          A         A          N
---------------------------------------------------------------------------

SECURITIES DESCRIPTIONS AND TECHNIQUES
-------------------------------------------------------------------------------


Equity Securities

     Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. A Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Funds may invest.


    Real Estate Investment Trusts (REITs)

     REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.


    Warrants
    Warrants give a Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). A Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.


Fixed Income Securities
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.


A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which a Fund may invest.


    Treasury Securities
    Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.


    Agency Securities
    Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full, faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

     The Funds treat mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.


Corporate Debt Securities
Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. A Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

     In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.


    Commercial Paper

     Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.


    Bank Instruments

     Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.



Collateralized Mortgage Obligations (CMOs)

     CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and market risks for each CMO class.


    Sequential CMOs

     In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.


    PACs, TACs and Companion Classes

     More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.


    Floaters and Inverse Floaters

     Another variant allocates interest payments between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as the London Interbank Offered Rate (LIBOR). The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and interest rate risks from the Floater to the Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class.


    Z Classes and Residual Classes

     CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual
(Z) class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens, holders of Z class CMOs receive all payments and prepayments. Similarly, REMICs have residual interests that receive any mortgage payments not allocated to another REMIC class.

     The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.


Convertible Securities

     Convertible securities are fixed income securities that a Fund has the option to exchange for equity securities at a specified conversion price. The option allows a Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, a Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, a Fund could realize an additional $2 per share by converting its fixed income securities.

     Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit a Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.


     The Funds treat convertible securities as both fixed income and equity securities for purposes of their investment policies and limitations, because of their unique characteristics.


Derivative Contracts

     Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

     Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

     For example, a Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent a Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

     A Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between a Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

     Depending upon how a Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease a Fund's exposure to interest rate and currency risks, and may also expose a Fund to liquidity and leverage risks. OTC contracts also expose a Fund to credit risks in the event that a counterparty defaults on the contract.

A Fund may trade in the following types of derivative contracts.


Futures Contracts

     Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.


Options

     Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.


A Fund may:

o Buy put options on portfolio securities, securities indices, and listed put options on futures contracts in anticipation of a decrease in the value of the underlying asset;

o Write covered call options on portfolio securities and listed call options on futures contracts to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by a Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received;

o Write secured put options on portfolio securities (to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the underlying asset). In writing puts, there is a risk that a Fund may be required to take delivery of the underlying asset when its current market price is lower than the exercise price;

o When a Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts; and

o    Buy or write options to close out existing options positions.

     A Fund may also write call options on financial futures contracts to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by a Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

     A Fund may also write put options on financial futures contracts to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the underlying asset. In writing puts, there is a risk that a Fund may be required to take delivery of the underlying asset when its current market price is lower than the exercise price. When a Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.


Municipal Bond Insurance

     The Municipal Bond Fund may purchase municipal securities covered by insurance which guarantees the timely payment of principal at maturity and interest on such securities ("Policy" or "Policies"). These insured municipal securities are either (1) covered by an insurance policy applicable to a particular security, whether obtained by the issuer of the security or by a third party ("Issuer-Obtained Insurance") or (2) insured under master insurance policies issued by municipal bond insurers, which may be purchased by the Fund. The premiums for the Policies may be paid by the Fund and the yield on the Fund's portfolio may be reduced thereby.

     The Fund may require or obtain municipal bond insurance when purchasing municipal securities which would not otherwise meet the Fund's quality standards. The Fund may also require or obtain municipal bond insurance when purchasing or holding specific municipal securities, when, in the opinion of the Fund's investment adviser, such insurance would benefit the Fund (for example, through improvement of portfolio quality or increased liquidity of certain securities). The Fund's investment adviser anticipates that between 30% and 70% of the Fund's net assets will be invested in municipal securities which are insured.

     Issuer-Obtained Insurance policies are non-cancellable and continue in force as long as the municipal securities are outstanding and their respective insurers remain in business. If a municipal security is covered by Issuer-Obtained Insurance, then such security need not be insured by the Policies purchased by a Fund.


     The Fund may purchase two types of Policies issued by municipal bond insurers. One type of Policy covers certain municipal securities only during the period in which they are in the Fund's portfolio. In the event that a municipal security covered by such a Policy is sold from a Fund, the insurer of the relevant Policy will be liable for those payments of interest and principal which are due and owing at the time of the sale.

     The other type of Policy covers municipal securities not only while they remain in the Fund's portfolio but also until their final maturity if they are sold out of the Fund's portfolio, so that the coverage may benefit all subsequent holders of those municipal securities. The Fund will obtain insurance which covers municipal securities until final maturity even after they are sold out of the Fund's portfolio only if, in the judgment of the investment adviser, the Fund would receive net proceeds from the sale of those securities, after deducting the cost of such permanent insurance and related fees, significantly in excess of the proceeds it would receive if such municipal securities were sold without insurance. Payments received from municipal bond issuers may not be tax-exempt income to shareholders of the Fund.

     The Fund may purchase municipal securities insured by Policies from MBIA Corp. ("MBIA"), AMBAC Indemnity Corporation ("AMBAC"), Financial Guaranty Insurance Company ("FGIC"), or any other municipal bond insurer which is rated AAA by S&P or Aaa by Moody's. Each Policy guarantees the payment of principal and interest on those municipal securities it insures. The Policies will have the same general characteristics and features. A municipal security will be eligible for coverage if it meets certain requirements set forth in the Policy. In the event interest or principal on an insured municipal security is not paid when due, the insurer covering the security will be obligated under its Policy to make such payment not later than 30 days after it has been notified by the Fund that such non-payment has occurred. MBIA, AMBAC, and FGIC will not have the right to withdraw coverage on securities insured by their Policies so long as such securities remain in the Fund's portfolio, nor may MBIA, AMBAC, or FGIC cancel their Policies for any reason except failure to pay premiums when due.

     MBIA, AMBAC, and FGIC will reserve the right at any time upon 90 days' written notice to the Fund to refuse to insure any additional municipal securities purchased by the Fund after the effective date of such notice. The Fund reserves the right to terminate any of the Policies if they determine that the benefits to a Fund of having its portfolio insured under such Policy are not justified by the expense involved.

     Additionally, the Fund reserves the right to enter into contracts with insurance carriers other than MBIA, AMBAC, or FGIC if such carriers are rated AAA by S&P or Aaa by Moody's.


SPECIAL TRANSACTIONS

Repurchase Agreements

     Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting a Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. A Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

     The Funds' custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

     Repurchase agreements are subject to credit risks.


Reverse Repurchase Agreements

     Reverse repurchase agreements are repurchase agreements in which a Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by a Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because a Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.



Delayed Delivery Transactions

     Delayed delivery transactions, including when issued transactions, are arrangements in which a Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default. These transactions create leverage risks.


    To Be Announced Securities (TBAs)

     As with other when-issued transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, a Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage-backed transaction, a Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. However, the seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage-backed securities increase interest rate risks because the underlying mortgages may be less favorable than anticipated by the Fund.


    Dollar Rolls

     Dollar rolls are transactions where a Fund sells mortgage backed securities with a commitment to buy similar, but not identical, mortgage-backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage-backed securities. Dollar rolls are subject to interest rate risks and credit risks.


Securities Lending

     A Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

     The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

     Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

     Securities lending activities are subject to interest rate risks and credit risks. These transactions create leverage risks.


INVESTMENT RATINGS FOR INVESTMENT GRADE SECURITIES

     The Adviser will determinate whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.


INVESTMENT RISKS

     There are many factors which may effect an investment in a Fund. The Funds' principal risks are described in its prospectus. Additional risk factors are outlined below.

Interest Rate Risks

o Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

o Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.


Credit Risks

o Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

o Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Adviser's credit assessment.

o Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

o Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.


Call Risks

     Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

     If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.


West Virginia Investment Risks

     The economy of West Virginia is heavily dependent upon coal mining, manufacturing, the government sector, tourism and retail trade, among other industries. West Virginia's economy has come to benefit from a developing tourism industry. The Governor's Office and the State Legislature have placed great emphasis upon developing the tourism industry in the State and the Legislature has enacted a number of statutes designed to foster the growth in tourism.

     Data compiled by the State of West Virginia Bureau of Employment Programs indicates that unemployment in West Virginia during 1998 (annual average) was 6.5%, down from 6.9% in 1997. This represents the lowest annual rate during the 1980s and 1990s but is still above the national unemployment rate of 4.5%. The State's economic development efforts have been aided by the location of significant manufacturing and service facilities in West Virginia, including, for example, Toyota Motor Corporation's $400 million engine plant in Putnam County which is expected to employ approximately 300 people and the FBI Fingerprint Center in Harrison County which is expected to employ approximately 3,000 people. In 1997 the State Legislature created further tax incentives to stimulate economic development in manufacturing, including, specifically, consumer-ready wood product manufacturing.

     West Virginia's economy continues to be enhanced by the construction and improvement of roadways in the State, including a $6.0 billion program to complete the Appalachian Corridor highway system from 1992- 2001. In 1997, the State approved the sale of $550 million in general obligation road bonds over the next few years. In 1996, the State began sales of infrastructure bonds as part of a $300 million program aimed at local water and sewer projects as well as economic development projects.

     In 1997 the State Legislature did not enact any significant new taxes or increase the scope or amount of existing taxes. The State Legislature in 1997 enacted legislation which will exempt from ad valorem property taxes all intangible personal property with tax situs in West Virginia. This exemption will be phased in gradually from 1998 to 2003.

     Significant attention has been directed in recent years towards altering the State's current system of obtaining approximately twenty-five percent of statewide funding for primary and secondary public education from ad valorem property tax revenues. Litigation is pending in circuit court on the issue, and it is anticipated that the court will review proposals expected to be submitted by the Governor's Commission on Fair Taxation and others before a decision is rendered.

     In 1995, the State Legislature substantially reformed the State's workers' compensation program. The reform, aimed primarily at enforcing employers' premium obligations and strengthening requirements for permanent total disability awards, is intended to decrease the program's unfunded liability and make the State's business climate more attractive.

     State pension plans and investments have drawn the attention of the courts in recent years. The West Virginia Supreme Court of Appeals' opinion in Booth v. Sims, 456 S.E. 2d 167, (W.Va. 1995) will likely affect various State pension plans. In this case, the Court ruled that the State Legislature could not reduce the state troopers' retirement annual cost of living adjustment. The Legislature had approved such reductions in 1994 due to concerns regarding the actuarial soundness of the troopers' pension plan. The Court found the Legislature's reduction of benefits unconstitutional as applied to troopers who have participated in the plan long enough to have detrimentally relied on expected pension benefits. State lawmakers speculate that the Court's ruling may affect the State's budget by restricting the Legislature's ability to amend State pension plans which are inadequately funded. In 1995, the West Virginia Supreme Court of Appeals ruled in the matter of State of West Virginia ex rel. Gainer v. West Virginia Board of Investments, 459 S.E. 2d 531 (W. Va. 1995) that a state statute granting the West Virginia Board of Investments authority to invest a portion of public employee pension funds in corporate stocks violated a state constitution prohibition against the State becoming a stockholder in any company or association. In 1997, the West Virginia Supreme Court of Appeals similarly ruled in the matter of West Virginia Trust Fund, Inc. v. Bailey 485 S.E. 2d 407 (W. Va. 1997) that a state statute granting the West Virginia Trust Fund, Inc., as trustee of the funds of five state employee pension funds and the state workers' compensation and coal workers' pneumoconiosis funds, authority to place such funds in an irrevocable trust which invests in part in corporate equities also violated the state constitutional prohibition against the State becoming a stockholder in any company or association. In response, the State Legislature in 1997 proposed an amendment to the State constitution which would eliminate the current prohibition against investment of state funds in common stocks and other equity investments. This proposed constitutional amendment has been approved by West Virginia's voters.


INVESTMENT LIMITATIONS

Borrowing Money and Issuing Senior Securities

     The Funds may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act.


Diversification of Investments

     With respect to securities comprising 75% of the value of their total assets, the Balanced Fund, Bond Fund and Small Company Growth Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of each Fund's total assets would be invested in the securities of that issuer, or each Fund would own more than 10% of the outstanding voting securities of that issuer.



Underwriting

     The Funds may not underwrite the securities of other issuers, except that the Funds may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where they may be considered to be an underwriter under the Securities Act of 1933.


Investing in Real Estate

     The Funds may not purchase or sell real estate, provided that this restriction does not prevent the Funds from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Funds may exercise their rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.


Investing in Commodities

     The Funds may not purchase or sell physical commodities, provided that the Funds may purchase securities of companies that deal in commodities.


Lending Cash or Securities

     The Funds may not make loans, provided that this restriction does not prevent the Funds from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.


     Concentration of Investments The Funds will not make investments that will result in the concentration of their investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry. To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Fund will not exclude foreign bank instruments from industry concentration limitation tests so long as the policy of the SEC remains in effect. In addition, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive \f11 purposes. The investment of more than 25% of the value of the Fund's total assets in any one industry will constitute "concentration."

     The above investment limitations cannot be changed unless authorized by the board of Trustees (Board) and by the "vote of a majority of its outstanding voting securities," as defined by the Investment Company Act of 1940 (1940 Act). The following investment limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.


Buying on Margin

     The Funds will not purchase securities on margin, provided that the Funds may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Funds may make margin deposits in connection with their use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.


Pledging Assets

     The Funds will not mortgage, pledge, or hypothecate any of their assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.



Investing in Illiquid Securities

     The Funds will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of each Fund's net assets.


Writing Covered Call Options and Purchasing Put Options

     With respect to the Bond Fund and the Balanced Fund, the Fund will not write call options on securities unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment. The Fund will not purchase put options on securities unless the securities are held in the Fund's portfolio.

     Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

     As a matter of non-fundamental policy, for purposes of concentration policy, (a) utility companies will be divided according to their services (for example, gas, gas transmission, electric and telephone will be considered a separate industry); (b) financial service companies will be classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance will each be considered a separate industry); and (c) asset-backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Funds will not exclude foreign bank instruments from industry concentration limitation tests so long as the policy of the SEC remains in effect. In addition, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of each Fund's total assets in any one industry will constitute "concentration."

     As a matter of non-fundamental policy, for purposes of the commodities policy, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

     As  a  matter  of  non-fundamental   policy,  with  respect  to  securities
comprising 75% of the value of its total assets, the Growth Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

     For purposes of its policies and limitations, the Funds consider certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."


DETERMINING MARKET VALUE OF SECURITIES
Market values of each Fund's portfolio securities are determined as follows:

o for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available; in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

o for bonds and other fixed income securities, at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service;

o futures contracts and options are valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in

o good faith that another method of valuing such investments is necessary to appraise their fair market value;

o for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and

o for all other securities at fair value as determined in good faith by the Board.

     Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


WHAT DO SHARES COST?

     Each Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of each Fund.


ELIMINATING THE FRONT-END SALES CHARGE

     You can eliminate the applicable front-end sales charge, as follows:


Quantity Discounts

     Larger purchases of the WesMark Funds eliminate or reduce the sales charge you pay. You can combine purchases of Shares made on the same day by you, your spouse and your children under age 21. In addition, purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account can be combined.


Accumulated Purchases
If you make an additional purchase of Shares, you can count previous Share purchases still invested in the Fund in calculating the applicable sales charge on the additional purchase.


Concurrent Purchases
You can combine concurrent purchases of the same share class of two or more WesMark Funds in calculating the applicable sales charge.


Letter of Intent
You can sign a Letter of Intent committing to purchase a certain amount of the WesMark Funds Shares within a 13-month period to combine such purchases in calculating the sales charge. The Funds' custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete the Letter of Intent, the custodian will release the Shares in escrow to your account. If you do not fulfill the Letter of Intent, the custodian will redeem the appropriate amount from the Shares held in escrow to pay the sales charges that were not applied to your purchases.


Reinvestment Privilege
You may reinvest, within 120 days, your Share redemption proceeds at the next determined NAV without any sales charge.



Purchases by Affiliates of the Fund

     Because there are nominal sales efforts associated with their purchases, the following individuals and their immediate family members may buy Shares at NAV without any sales charge: Trustees, employees, directors and officers of WesBanco, Federated Investors, Inc. and sales representatives of the Funds, the Adviser, the Distributor and their affiliates, and members of their immediate families; any associated person of an investment dealer who has a sales agreement with the Distributor; and trusts, pension or profit-sharing plans for these individuals.


HOW ARE THE FUNDS SOLD?

Under the Distributor's Contract with the Funds, the Distributor (Edgewood Services, Inc.) offers Shares on a continuous, best-efforts basis.

The Distributor receives a front-end sales charge on certain Share sales. The Distributor generally pays up to 90% (and as much as 100%) of this charge to investment professionals (including WesBanco Securities, Inc.) for sales and/or administrative services. Any payments to investment professionals in excess of 90% of the front-end sales charge are considered supplemental payments. The Distributor retains any portion not paid to an investment professional.


     Rule 12b-1 plan As a compensation type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professional such as banks, broker/dealers, trust departments of bank, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Funds achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Funds' service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

     The Funds may compensate the Distributor more or less than its actual marketing expenses. In no event will a Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.


SHAREHOLDER SERVICES

     The  Funds  may  pay  WesBanco  for  providing   shareholder  services  and
maintaining shareholder accounts. WesBanco may select others to perform these services for their customers and may pay them fees.


SUPPLEMENTAL PAYMENTS

     Investment professionals may be paid fees out of the assets of the Distributor and/or WesBanco (but not out of Fund assets). The Distributor and/or WesBanco may be reimbursed by the Adviser or its affiliates.

     Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Funds or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.


EXCHANGING SECURITIES FOR SHARES

     You may contact your investment professional to request a purchase of shares in an exchange for securities you own. The Funds reserve the right to determine whether to accept your securities and the minimum market value to accept. The Funds will value your securities in the same manner as they value their assets. This exchange is treated as a sale of your securities for federal tax purposes.


SUBACCOUNTING SERVICES

     Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Funds intend to pay Share redemptions in cash, they reserve the right, as described below, to pay the redemption price in whole or in part by a distribution of the Funds' portfolio securities.

     Because the Funds have elected to be governed by Rule 18f-1 under the 1940 Act, the Funds are obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

     Any Share redemption payment greater than this amount will also be in cash unless the Funds' Board determines that payment should be in kind. In such a case, the Funds will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as each Fund determines its NAV. The portfolio securities will be selected in a manner that the Funds' Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

     Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.


ACCOUNT AND SHARE INFORMATION


VOTING RIGHTS

     Each Share of each Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund, only Shares of that Fund are entitled to vote.

     Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.

     As of ______, the following shareholder(s) owned of record, beneficially, or both, 5% or more of outstanding shares of the Small Company Growth Fund:
Dolling & Co, Wheeling, WV, owned approximately 2,811,227 shares (92.28%).

     As of ______, the following shareholder(s) owned of record, beneficially, or both, 5% or more of outstanding shares of the Growth Fund: Dolling & Co, Wheeling, WV, owned approximately 16,284,666 shares (91.05%).

     As of ______, the following shareholder(s) owned of record, beneficially, or both, 5% or more of outstanding shares of the Balanced Fund: Dolling & Co, Wheeling, WV, owned approximately 7,642,492 shares (95.69%).


     As of ______, the following shareholder(s) owned of record, beneficially, or both, 5% or more of outstanding shares of the Bond Fund: Dolling & Co, Wheeling, WV, owned approximately 14,280,756 shares (91.07%); and Saxon and Co., Philadelphia, PA, owned approximately 1,045,904 shares (6.67%).

As of ______, the following shareholder(s) owned of record, beneficially, or both, 5% or more of outstanding shares of the Municipal Bond Fund: Dolling & Co, Wheeling, WV, owned approximately 5,908,418 shares (96.32%).

Shareholders owning 25% or more of outstanding shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.


TAX INFORMATION


FEDERAL INCOME TAX

     The Funds intend to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, they will not receive special tax treatment and will pay federal income tax.

     Each Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.


FOREIGN INVESTMENTS

     If the Growth Fund or the Balanced Fund purchase foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Funds would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Funds intend to operate so as to qualify for treaty-reduced tax rates when applicable.

     Distributions from a Fund may be based on estimates of book income for the year. Book income generally consists solely of the coupon income generated by the portfolio, whereas tax-basis income includes gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed-income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

     If a Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Funds may be subject to Federal income taxes upon disposition of PFIC investments.

     If more than 50% of the value of a Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund intends to qualify for certain Code stipulations that would allow shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of a Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.



WEST VIRGINIA TAXES

     Under existing West Virginia laws, distributions made by the Municipal Bond Fund will not be subject to the West Virginia personal income tax to the extent that such distributions qualify as exempt-interest dividends under the Internal Revenue Code of 1986, as amended, and represent (i) interest income from obligations of the United States and its possessions; or (ii) interest or dividend income from obligations of any authority, commission or instrumentality of the United States or the State of West Virginia exempt from state income taxes under the laws of the United States or of the State of West Virginia. For purposes of the West Virginia corporate income tax, a special formula is used to compute the extent to which Fund distributions are exempt.


     The Secretary of the Department of Tax and Revenue has indicated on an informed basis that Fund shares should be exempt from personal property taxes. Shareholders should consult their own tax adviser for more information on the application of personal property taxes on Fund shares.


WHO MANAGES AND PROVIDES SERVICES TO THE FUND?


BOARD OF TRUSTEES

     The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Federated Fund Complex consists of 44 investment companies (comprising 139 portfolios). Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds-six portfolios; CCMI Funds-one portfolio; FirstMerit Funds-two portfolios; Regions Funds-eight portfolios; Riggs Funds-nine portfolios; and WesMark Funds-five portfolios.

     As of March XX, 2002, the Funds' Board and Officers as a group owned approximately less than 1% of the Funds' outstanding Shares.


INTERESTED TRUSTEES BACKGROUND AND COMPENSATION
Name                  Principal Occupation(s) for Past Five     Aggregate    Total
--------------------  Years, Other Directorships Held and       Compensation Compensation
Birth Date            Previous Positions                        From Fund    From Fund and
Address                                                         past        Federated
Positions Held with                                            (fiscal       Fund Complex
Fund                                                            year)        (past
Date Service Began                                                           calendar year)
                      Principal Occupations:  Chief Executive            $0
John F. Donahue*      Officer and Director or Trustee of the                 $0
Birth Date: July      Federated Fund Complex; Chairman and
28, 1924              Director, Federated Investors, Inc.;
CHAIRMAN AND TRUSTEE  Chairman, Federated Investment
Began serving: 2/96   Management Company, Federated Global
                      Investment Management Corp. and
                      Passport Research, Ltd.

                      Previous Positions:  Trustee, Federated
                      Investment Management Company and
                      Chairman and Director, Federated
                      Investment Counseling.

                      Principal Occupations:  President or               $0
J. Christopher        Executive Vice President of the                        $0
Donahue*              Federated Fund Complex; Director or
Birth Date: April     Trustee of some of the Funds in the
11, 1949              Federated Fund Complex; President,
TRUSTEE AND           Chief Executive Officer and Director,
EXECUTIVE VICE        Federated Investors, Inc.; President,
PRESIDENT             Chief Executive Officer and Trustee,
Began serving: 2/96   Federated Investment Management
                      Company; Trustee, Federated Investment
                      Counseling; President, Chief Executive
                      Officer and Director, Federated Global
                      Investment Management Corp.; President
                      and Chief Executive Officer, Passport
                      Research, Ltd.; Trustee, Federated
                      Shareholder Services Company; Director,
                      Federated Services Company.
                      ----------------------------------------

                      Previous Position:  President,
                      Federated Investment Counseling.

                      Principal Occupations:  Director or         $1,476.04
Lawrence D. Ellis,    Trustee of the Federated Fund Complex;                 $117,117.17
M.D.*                 Professor of Medicine, University of
Birth Date: October   Pittsburgh; Medical Director,
11, 1932              University of Pittsburgh Medical Center
3471 Fifth Avenue     Downtown; Hematologist, Oncologist and
Suite 1111            Internist, University of Pittsburgh
Pittsburgh, PA        Medical Center.
TRUSTEE
Began serving: 2/96   Other Directorships Held: Member,
                      National Board of Trustees, Leukemia
                      Society of America.


     * Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries.
Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

------------------------------------------------------------------------------


INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

                      Principal Occupation(s) for Past Five     Aggregate    Total
                      Years, Other Directorships Held and       Compensation Compensation
Name                  Previous Positions                        From Fund    From Fund and
Birth Date                                                      past        Federated
Address                                                         Fiscal       Fund Complex
Positions Held with                                            (year)        (past
Fund                                                                       calendar
Date Service Began                                                         year)
                      Principal Occupation:  Director or           $1449.12
Thomas G. Bigley      Trustee of the Federated Fund Complex.                 $128,847.72
Birth Date:                                                                  for the
February 3, 1934      ----------------------------------------               Fund
15 Old Timber Trail   Other Directorships Held: Director, MED
Pittsburgh, PA        3000 Group, Inc. (physician practice
TRUSTEE               management); Director, Member of
Began serving: 2/96   Executive Committee, Children's
                      Hospital of Pittsburgh; Director and
                      Chairman of Audit Committee, Robroy
                      Industries, Inc. (coated steel
                      conduits/computer storage equipment);
                      Director, Member of Executive
                      Committee, University of Pittsburgh.

                      Previous Position:  Senior Partner,
                      Ernst & Young LLP.

                      Principal Occupations:  Director or          $1449.12
John T. Conroy, Jr.   Trustee of the Federated Fund Complex;                 $128,847.66
Birth Date: June      Chairman of the Board, Investment                      for the
23, 1937              Properties Corporation; Partner or                     Fund
Grubb &               Trustee in private real estate ventures
Ellis/Investment      in Southwest Florida.
Properties
Corporation           ----------------------------------------
3201 Tamiami Trail    Previous Positions:  President,
North Naples, FL      Investment Properties Corporation;
TRUSTEE               Senior Vice President, John R. Wood and
Began serving: 2/96   Associates, Inc., Realtors; President,
                      Naples Property Management, Inc. and
                      Northgate Village Development
                      Corporation.

                      Principal Occupation:  Director or           $1449.12
Nicholas P.           Trustee of the Federated Fund Complex.                 $128,847.66
Constantakis                                                                 for the
Birth Date:           ----------------------------------------               Fund
September 3, 1939     Other Directorships Held: Director and
175 Woodshire Drive   Chairman of the Audit Committee,
Pittsburgh, PA        Michael Baker Corporation (engineering
TRUSTEE               and energy services worldwide).
Began serving: 2/97
                      Previous Position:  Partner, Andersen
                      Worldwide SC.

                      Principal Occupation:  Director or           $1317.19
John F. Cunningham    Trustee of the Federated Fund Complex.                 $115,368.16
Birth Date: March                                                            for the
5, 1943               ----------------------------------------               Fund
353 El Brillo Way     Other Directorships Held: Chairman,
Palm Beach, FL        President and Chief Executive Officer,
TRUSTEE               Cunningham & Co., Inc. (strategic
Began serving: 1/99   business consulting); Trustee
                      Associate, Boston College.

                      Previous Positions:  Director, Redgate
                      Communications and EMC Corporation
                      (computer storage systems); Chairman of
                      the Board and Chief Executive Officer,
                      Computer Consoles, Inc.; President and
                      Chief Operating Officer, Wang
                      Laboratories; Director, First National
                      Bank of Boston; Director, Apollo
                      Computer, Inc.

                      Principal Occupation:  Director or           $1317.19
Peter E. Madden       Trustee of the Federated Fund Complex;                 $117,117.14
Birth Date: March     Management Consultant.                                 for the
16, 1942                                                                     Fund
One Royal Palm Way    Previous Positions: Representative,
100 Royal Palm Way    Commonwealth of Massachusetts General
Palm Beach, FL        Court; President, State Street Bank and
TRUSTEE               Trust Company and State Street
Began serving: 2/96   Corporation, Director, VISA USA and
                      VISA International; Chairman and
                      Director, Massachusetts Bankers
                      Association; Director, Depository Trust
                      Corporation; Director, The Boston Stock
                      Exchange.


-----------------------------------------------------------------------------------

                      Principal Occupations:  Director or          $1449.12
Charles F.            Trustee of the Federated Fund Complex;                 $128,847.66
Mansfield, Jr.        Management Consultant.                                 for the
Birth Date: April                                                            Fund
10, 1945              Previous Positions: Chief Executive
80 South Road         Officer, PBTC International Bank;
Westhampton Beach,    Partner, Arthur Young & Company (now
NY                    Ernst & Young LLP); Chief Financial
TRUSTEE               Officer of Retail Banking Sector, Chase
Began serving: 1/99   Manhattan Bank; Executive Vice
                      President, DVC Group, Inc.; Senior Vice
                      President, HSBC Bank USA (formerly,
                      Marine Midland Bank); Vice President,
                      Citibank; Assistant Professor of
                      Banking and Finance, Frank G. Zarb
                      School of Business, Hofstra University.

                      Principal Occupations:  Director or          $1440.26
John E. Murray,       Trustee of the Federated Fund Complex;                 $117,117.14
Jr., J.D., S.J.D.     Chancellor and Law Professor, Duquesne                 for the
Birth Date:           University; Consulting Partner, Mollica                Fund
December 20, 1932     & Murray.
TRUSTEE
Began serving: 2/96   Other Directorships Held: Director,
                      Michael Baker Corp. (engineering,
                      construction, operations and technical
                      services).

                      Previous Positions: President, Duquesne
                      University; Dean and Professor of Law,
                      University of Pittsburgh School of Law;
                      Dean and Professor of Law, Villanova
                      University School of Law.

                      Principal Occupations:  Director or          $1317.19
Marjorie P. Smuts     Trustee of the Federated Fund Complex;                 $117,117.14
Birth Date: June      Public Relations/Marketing/Conference                  for the
21, 1935              Planning.                                              Fund
4905 Bayard Street
Pittsburgh, PA        Previous Positions: National
TRUSTEE               Spokesperson, Aluminum Company of
Began serving: 2/96   America; television producer; business
                      owner; conference coordinator.

                      Principal Occupations:  Director or          $1317.19
John S. Walsh         Trustee of the Federated Fund Complex;                 $117,117.14
Birth Date:           President and Director, Heat Wagon,                    for the
November 28, 1957     Inc. (manufacturer of construction                     Fund
2604 William Drive    temporary heaters); President and
Valparaiso, IN        Director, Manufacturers Products, Inc.
TRUSTEE               (distributor of portable construction
Began serving: 1/99   heaters); President, Portable Heater
                      Parts, a division of Manufacturers
                      Products, Inc.

                      ----------------------------------------
                      Other Directorships Held: Director,
                      Walsh & Kelly, Inc. (heavy highway
                      contractor).

                      Previous Position: Vice President,
                      Walsh & Kelly, Inc.



-----------------------------------------------------------------------------------


OFFICERS**

Name                          Principal Occupation(s) and Previous Positions
Birth Date
Address
Positions Held with Fund
                              Principal Occupations: Senior Vice President and Director
Peter J. Germain              of Proprietary Funds Services, Federated Services Company.
-----------------------------
Birth Date:  September 3,     Previous Positions:  Senior Corporate Counsel, Federated
1959                          Services Company.
PRESIDENT
                              Principal Occupations:  President, Executive Vice President
Edward C. Gonzales            and Treasurer of some of the Funds in the Federated Fund
Birth Date: October 22, 1930  Complex; Vice Chairman, Federated Investors, Inc.; Trustee,
EXECUTIVE VICE PRESIDENT      Federated Administrative Services.

                              Previous Positions:  Trustee or Director of some of the
                              Funds in the Federated Fund Complex; CEO and Chairman,
                              Federated Administrative Services; Vice President,
                              Federated Investment Management Company, Federated
                              Investment Counseling, Federated Global Investment
                              Management Corp. and Passport Research, Ltd.; Director and
                              Executive Vice President, Federated Securities Corp.;
                              Director, Federated Services Company; Trustee, Federated
                              Shareholder Services Company.

                              Principal Occupations:  Executive Vice President and
John W. McGonigle             Secretary of the Federated Fund Complex; Executive Vice
Birth Date: October 26, 1938  President, Secretary and Director, Federated Investors, Inc.
EXECUTIVE VICE PRESIDENT AND  ------------------------------------------------------------
SECRETARY
                              Previous Positions:  Trustee, Federated Investment
                              Management Company and Federated Investment Counseling;
                              Director, Federated Global Investment Management Corp.,
                              Federated Services Company and Federated Securities Corp.

                              Principal Occupations: Treasurer of the Federated Fund
Richard J. Thomas             Complex; Senior Vice President, Federated Administrative
Birth Date: June 17, 1954     Services.
 TREASURER
                              Previous Positions: Vice President, Federated
                              Administrative Services; held various management positions within Funds Financial Services Division of Federated
                              Investors, Inc.


                              Principal Occupations:  Chief Investment Officer of this
William D. Dawson, III        Fund and various other Funds in the Federated Fund Complex;
Birth Date: March 3, 1949     Executive Vice President, Federated Investment Counseling,
CHIEF INVESTMENT OFFICER      Federated Global Investment Management Corp., Federated
                              Investment Management Company and Passport Research, Ltd.;
                              Director, Federated Global Investment Management Corp. and
                              Federated Investment Management Company; Portfolio Manager,
                              Federated Administrative Services; Vice President,
                              Federated Investors, Inc.
                              ------------------------------------------------------------

                              Previous Positions:  Executive Vice President and Senior
                              Vice President, Federated Investment Counseling
                              Institutional Portfolio Management Services Division;
                              Senior Vice President, Federated Investment Management
                              Company and Passport Research, Ltd.

Beth S. Broderick             Principal Occupations:  Vice President, Federated Services
----------------------------- Company since 1999.
Birth Date:  August 2, 1965
VICE PRESIDENT                Previous Positions:  Client Services Officer, Federated
                              Services Company from 1992 to 1997.


**    Officers do not receive any compensation from the Funds.
------------------------------------------------------------------------------
Thomas R. Donahue, Chief Financial Officer, Vice President, Treasurer and Assistant Secretary of Federated Investors, Inc. and an officer of its various advisory and underwriting subsidiaries, has served as a Term Member on the Board of Directors of Duquesne University, Pittsburgh, Pennsylvania, since May 12, 2000. Mr. John E. Murray, Jr., an Independent Trustee of the Fund, served as President of Duquesne from 1988 until his retirement from that position in 2001, and became Chancellor of Duquesne on August 15, 2001. It should be noted that Mr. Donahue abstains on any matter that comes before Duquesne's Board that affects Mr. Murray personally.

COMMITTEES of the board
                                                                                 MEETINGS
                                                                                 HELD
                                                                                 DURING
                                                                                 LAST
 BOARD       COMMITTEE                                                           FISCAL
COMMITTEE     MEMBERS                      COMMITTEE FUNCTIONS                   YEAR
Executive John F. Donahue  In between meetings of the full Board, the                0
          John E.          Executive Committee generally may exercise all the
          Murray, Jr.      powers of the full Board in the management and
                           direction of the business and conduct of the
                           affairs of the Trust in such manner as the
                           Executive Committee shall deem to be in the best
                           interests of the Trust.  However, the Executive
                           Committee cannot elect or remove Board members,
                           increase or decrease the number of Trustees, elect
                           or remove any Officer, declare dividends, issue
                           shares or recommend to shareholders any action
                           requiring shareholder approval.

 Audit    Thomas G.        The Audit Committee reviews and recommends to the         4
          Bigley           full Board the independent auditors to be selected
          John T.          to audit the Fund`s financial statements; meet
          Conroy, Jr.      with the independent auditors periodically to
          Nicholas P.      review the results of the audits and report the
          Constantakis     results to the full Board; evaluate the
          Charles F.       independence of the auditors, review legal and
          Mansfield, Jr.   regulatory matters that may have a material effect
                           on the financial statements, related compliance
                           policies and programs, and the related reports
                           received from regulators; review the Fund`s
                           internal audit function; review compliance with
                           the Fund`s code of conduct/ethics; review
                           valuation issues; monitor inter-fund lending
                           transactions; review custody services and issues
                           and investigate any matters brought to the
                           Committee's attention that are within the scope of
                           its duties.


Board ownership of shares in the fund and in the federated
family of Investment companies AS OF dECEMBER 31, 2001
-----------------------------------------------------------------------------


                     Dollar        Aggregate
                     Range of     Dollar Range of
                     Shares       Shares Owned in
                     Owned        Federated
                     in Fund      Family of
    Interested                    Investment
 Board Member Name                Companies
John F. Donahue      Over          Over $100,000
                       $100,000
J. Christopher             None    Over $100,000
Donahue
Lawrence D. Ellis,         None    Over $100,000
M.D.

    Independent
 Board Member Name
Thomas G. Bigley     $50,001 -     Over $100,000
                       $100,000
John T. Conroy, Jr.        None    Over $100,000
Nicholas P.                None    Over $100,000
Constantakis
John F. Cunningham         None    Over $100,000
Peter E. Madden            None    Over $100,000
Charles F.                 None        $50,001 -
Mansfield, Jr.                          $100,000
John E. Murray,            None    Over $100,000
Jr., J.D., S.J.D.
Marjorie P. Smuts          None    Over $100,000
John S. Walsh              None    Over $100,000

INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of WesBanco, Inc.

     The Adviser shall not be liable to the Trust, the Funds, or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

     As required by the Investment Company Act of 1940 ("1940 Act"), the Fund's Board has reviewed the Fund's investment advisory contract [and subadvisory contract(s)]. The Board's decision to approve the contract [these contracts] reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract [these contracts], the Board considers many factors, among the most material of which are: the Fund's investment objectives and long term performance; the adviser's [and subadviser's] management philosophy, personnel, and processes; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to other funds in the Federated fund family.

     In assessing the adviser's [and subadviser's] performance of its obligations, the Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract. In this regard, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the adviser's industry standing and reputation and in the expectation that the adviser will have a continuing role in providing advisory services to the Fund.

     The Board also considers the compensation and benefits received by the adviser [and subadviser]. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the adviser from brokers that execute Fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser's compensation: the nature and quality of the services provided by the adviser, including the performance of the fund; the adviser's cost of providing the services; the extent to which the adviser may realize "economies of scale" as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser's relationship with the fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the adviser's service and fee. The Fund's Board is aware of these factors and takes them into account in its review of the Fund's advisory contract.

     The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to its funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives a significant amount of information about the Funds and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contracts occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the adviser's investment philosophy, personnel, and processes; the fund's short- and long-term performance (in absolute terms as well as in relationship to its particular investment program and certain competitor or "peer group" funds), and comments on the reasons for performance; the fund's expenses (including the advisory fee itself and the overall expense structure of the fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the fund's portfolio securities; the nature and extent of the advisory and other services provided to the fund by the adviser and its affiliates; compliance and audit reports concerning the Funds and the Federated companies that service them; and relevant developments in the mutual fund industry and how the funds and/or Federated are responding to them.

     The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Funds under separate contracts (e.g., for serving as the Funds' administrator and transfer agent). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute fund trades.

     The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every fund, nor does the Board consider any one of them to be determinative. Because the totality of circumstances includes considering the relationship of each fund to the Federated family of funds, the Board does not approach consideration of every fund's advisory contract as if that were the only fund offered by Federated.




CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

     As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.


BROKERAGE TRANSACTIONS

     When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling shares of the Funds and other funds distributed by the Distributor and its affiliates. [The Adviser may also direct certain portfolio trades to a broker that, in turn, pays a portion of the Fund's operating expenses.] The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Funds' Board.


Research Services

     Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

     Investment decisions for the Funds are made independently from those of other accounts managed by the Adviser. When a Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Funds and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit a Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by a Fund.



ADMINISTRATOR

     Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Funds. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets as specified below:

        Maximum           Average Aggregate Daily
   Administrative Fee     Net Assets of the Trust
0.150 of 1%               on the first
                          $250 million
0.125 of 1%               on the next $250 million
0.100 of 1%               on the next $250 million
0.075 of 1%               on assets in excess of
                          $750 million

     The administrative fee received during any fiscal year shall be at least $75,000 per portfolio. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Funds for expenses. Federated Services Company also provides certain accounting and recordkeeping services with respect to the Funds' portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

------------------------------------------------------------------------------


CUSTODIAN

     WesBanco Investment Department, Wheeling, West Virginia, (formerly named, WesBanco Trust and Investment Services), is custodian for the securities and cash of the Funds.


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Funds pay the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.


INDEPENDENT AUDITORS

     The independent auditor for the Funds, Deloitte & Touche LLP, conducts its audits in accordance with accounting standards generally accepted in the United States of America, which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.


FEES PAID BY THE FUNDS FOR SERVICES

----------------------------------------------------------------------------
Fund       Advisory Fee Paid/        Brokerage        Administrative Fee
          Advisory Fee Waived    Commissions Paid            Paid/
                                                      Administrative Fee
                                                            Waived
         -------------------------------------------------------------------
         -------------------------------------------------------------------
          For the fiscal year     For the fiscal      For the fiscal year
                 ended              year ended               ended
              January 31,           January 31,           January 31,
         -------------------------------------------------------------------
         -------------------------------------------------------------------
          2001    2000   1999   2001   2000   1999   2001    2000    1999
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Small    $71,085/N/A    N/A     $14,48N/A    N/A    $36,270/N/A     N/A
Company  $2,641                                     $23,543
Growth
Fund
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Growth   $1,690,6$1,229,$927,701$328,1$195,88$144,55$306,580$229,182$178,406/
Fund     $32,399 $19,910$8,076                      $0      $0      $0
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Balanced $614,610$530,43$339,662$70,19$43,868$46,602$111,523$98,891/$64,592/
Fund     $88,128 $106,09$39,892                     $0      $0      $0
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Bond     $808,977$725,07$504,656$0    $0     $0     $183,455$169,017$119,961/
Fund     $77,894 $120,84$55,469                     $0      $0      $0
----------------------------------------------------------------------------
----------------------------------------------------------------------------
West     $373,185$396,49$396,975$0    $0     $0     $84,693/$92,443/$95,429/
Virginia $186,592$198,24$191,388                    $0      $0      $0
Municipal
Bond
Fund
----------------------------------------------------------------------------




12B-1 FEES AND SHAREHOLDER SERVICES FEES
The Funds did not pay or accrue 12b-1 fees or shareholder services fees during the fiscal year ended January 31, 2001. The Funds have no present intention of paying or accruing these fees during the fiscal year ending January 31, 2002.


HOW DO THE FUNDS MEASURE PERFORMANCE?

     The Funds may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

     Unless otherwise stated, any quoted Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Funds' or any class of shares' expenses; and various other factors.

     Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD

Total returns are given for the one-year and since inception periods. Yield is given for the 30-day period ended January 31, 2001.

 SMALL COMPANY  1 Year  5 Years 10    Since
 GROWTH FUND*                   Years Inception
                                      on December
                                      31,
                                      1993
 --------------------------------------------------
 --------------------------------------------------
 Total Return   8.57%   20.97%  N/A   20.23%
 --------------------------------------------------
 --------------------------------------------------
 Yield          N/A
 --------------------------------------------------
 --------------------------------------------------

 --------------------------------------------------
 --------------------------------------------------
 GROWTH FUND    1 Year                Since
                                      Inception
                                      on
                                      April 14,
                                      1997
 --------------------------------------------------
 --------------------------------------------------
 Total Return   19.48%                24.10%
 --------------------------------------------------
 --------------------------------------------------
 Yield          0.73%
 --------------------------------------------------
 --------------------------------------------------

 --------------------------------------------------
 --------------------------------------------------
 BALANCED FUND* 1 Year  5 years 10
                                years
 --------------------------------------------------
 --------------------------------------------------
 Total Return   9.54%   11.71%
 --------------------------------------------------
 --------------------------------------------------
 Yield          2.23%           11.97%
 --------------------------------------------------
 --------------------------------------------------

 --------------------------------------------------
 --------------------------------------------------
 BOND FUND      1 Year                Since
                                      Inception
                                      on
                                      April 20,
                                      1998
 --------------------------------------------------
 --------------------------------------------------
 Total Return   9.43%                 4.06%
 --------------------------------------------------
 --------------------------------------------------
 Yield          5.79%
 --------------------------------------------------
 --------------------------------------------------

 --------------------------------------------------


 --------------------------------------------------
 WEST VIRGINIA  1 Year  5 years 10
 MUNICIPAL BOND                 years
 FUND*
 --------------------------------------------------
 --------------------------------------------------
 Total Return   7.05%   3.89%   4.81%
 --------------------------------------------------
 --------------------------------------------------
 Yield          3.81%
 --------------------------------------------------
 --------------------------------------------------
 Tax-Equivalent 7.06%
 Yield
 --------------------------------------------------
 --------------------------------------------------

 --------------------------------------------------

     * The Fund is the successor to the portfolio of a common trust fund (CTF) managed by the Adviser. At the Fund's commencement of operations, the CTF's assets were transferred to the Fund in exchange for Fund shares. The quoted performance data includes performance for periods before each of the Fund's registration became effective on August 8, 2000 for WesMark Small Company Growth Fund, March 24, 1998, for the WesMark Balanced Fund, and March 12, 1997, for the WesMark West Virginia Municipal Bond Fund, as adjusted to reflect the Fund's expenses. The CTF was not registered under the Investment Company Act of 1940 ("1940 Act") and was therefore not subject to the restrictions under the 1940 Act. If the CTF had been registered under the 1940 Act, the performance may have been adversely affected.

TOTAL RETURN

     Total return represents the change (expressed as a percentage) in the value of shares over a specific period of time, and includes the investment of income and capital gains distributions.

     The average annual total return for shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the NAV per Share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional shares, assuming the annual reinvestment of all dividends and distributions. Total returns after taxes are calculated in a similar manner, but reflect additional standard assumptions required by the SEC.



     When shares of a Fund are in existence for less than a year, a Fund may advertise cumulative total return for that specific period of time, rather than annualizing the total return.


yield

     The yield of shares is calculated by dividing: (i) the net investment income per Share earned by the shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

     To the extent investment professional and broker/dealers charge fees in connection with services provided in conjunction with an investment in shares, the Share performance is lower for shareholders paying those fees.


TAX EQUIVALENCY TABLE

     Set forth below are samples of tax-equivalency tables that may be used in advertising and sales literature. These tables are for illustrative purposes only and are not representative of past or future performance of the Municipal Bond Fund. The interest earned by the municipal securities owned by the Municipal Bond Fund generally remains free from federal regular income tax and is often free from West Virginia taxes as well. However, some of the Municipal Bond Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.


TAX EQUIVALENCY TABLE

Taxable Yield Equivalent for 2001 - STATE OF WEST VIRGINIA
Combined Federal and        19.50%    34.50%    37.50%   42.50%    46.10%
State Income Tax
Bracket:
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Single Return            $1-27,050$27,051-6565,551-136$136,751-Over300
                                                                  297,300
--------------------------------------------------------------------------


Tax Exempt Yield:       Taxable Yield
                        Equivalent:
0.50%                     0.62%     0.76%     0.80%     0.87%    0.93%
--------------------------------------------------------------------------
--------------------------------------------------------------------------
1.00%                     1.24%     1.53%     1.60%     1.74%    1.86%
--------------------------------------------------------------------------
--------------------------------------------------------------------------
1.50%                     1.86%     2.29%     2.40%     2.61%    2.78%
--------------------------------------------------------------------------
--------------------------------------------------------------------------
2.00%                     2.48%     3.05%     3.20%     3.48%    3.71%
--------------------------------------------------------------------------
--------------------------------------------------------------------------
2.50%                     3.11%     3.82%     4.00%     4.35%    4.64%
--------------------------------------------------------------------------
--------------------------------------------------------------------------
3.00%                     3.73%     4.58%     4.80%     5.22%    5.57%
--------------------------------------------------------------------------
--------------------------------------------------------------------------
3.50%                     4.35%     5.34%     5.60%     6.09%    6.49%
--------------------------------------------------------------------------
--------------------------------------------------------------------------
4.00%                     4.97%     6.11%     6.40%     6.96%    7.42%
--------------------------------------------------------------------------
--------------------------------------------------------------------------
4.50%                     5.59%     6.87%     7.20%     7.83%    8.35%
--------------------------------------------------------------------------
--------------------------------------------------------------------------
5.00%                     6.21%     7.63%     8.00%     8.70%    9.28%
--------------------------------------------------------------------------
--------------------------------------------------------------------------
5.50%                     6.83%     8.40%     8.80%     9.57%  10.20%
--------------------------------------------------------------------------
--------------------------------------------------------------------------
6.00%                     7.45%     9.16%     9.60%   10.43%   11.13%
--------------------------------------------------------------------------
--------------------------------------------------------------------------
6.50%                     8.07%     9.92%   10.40%    11.30%   12.06%
--------------------------------------------------------------------------
--------------------------------------------------------------------------
7.00%                     8.70%   10.69%    11.20%    12.17%   12.99%
--------------------------------------------------------------------------
--------------------------------------------------------------------------
7.50%                     9.32%   11.45%    12.00%    13.04%   13.91%
--------------------------------------------------------------------------
--------------------------------------------------------------------------
8.00%                     9.94%   12.21%    12.80%    13.91%   14.84%
--------------------------------------------------------------------------
--------------------------------------------------------------------------
8.50%                   10.56%    12.98%    13.60%    14.78%   15.77%
--------------------------------------------------------------------------
--------------------------------------------------------------------------
9.00%                   11.18%    13.74%    14.40%    15.65%   16.70%
--------------------------------------------------------------------------
--------------------------------------------------------------------------
9.50%                   11.80%    14.50%    15.20%    16.52%   17.63%
--------------------------------------------------------------------------
--------------------------------------------------------------------------
10.00%                  12.42%    15.27%    16.00%    17.39%   18.55%
--------------------------------------------------------------------------
--------------------------------------------------------------------------
10.50%                  13.04%    16.03%    16.80%    18.26%   19.48%
--------------------------------------------------------------------------
--------------------------------------------------------------------------
11.00%                  13.66%    16.79%    7.60%     19.13%   20.41%
--------------------------------------------------------------------------
Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

Taxable Yield Equivalent for 2001 - STATE OF WEST VIRGINIA

Combined            21.00%      34.50%      37.50%       42.50%      46.10%
Federal and
State Income
Tax Bracket:
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Joint Return     $1-45,200 $45,201-109,$109,251-166$166,451-297,300    Over
                                                                    297,300
Tax Exempt    Taxable
Yield:        Yield
              Equivalent:
0.50%           0.63%        0.76%       0.80%       0.87%        0.93%
----------------------------------------------------------------------------
----------------------------------------------------------------------------
1.00%           1.27%        1.53%       1.60%       1.74%        1.86%
----------------------------------------------------------------------------
----------------------------------------------------------------------------
1.50%           1.90%        2.29%       2.40%       2.61%        2.78%
----------------------------------------------------------------------------
----------------------------------------------------------------------------
2.00%           2.53%        3.05%       3.20%       3.48%        3.71%
----------------------------------------------------------------------------
----------------------------------------------------------------------------
2.50%           3.16%        3.82%       4.00%       4.35%        4.64%
----------------------------------------------------------------------------
----------------------------------------------------------------------------
3.00%           3.80%        4.58%       4.80%       5.22%        5.57%
----------------------------------------------------------------------------
----------------------------------------------------------------------------
3.50%           4.43%        5.34%       5.60%       6.09%        6.49%
----------------------------------------------------------------------------
----------------------------------------------------------------------------
4.00%           5.06%        6.11%       6.40%       6.96%        7.42%
----------------------------------------------------------------------------
----------------------------------------------------------------------------
4.50%           5.70%        6.87%       7.20%       7.83%        8.35%
----------------------------------------------------------------------------
----------------------------------------------------------------------------
5.00%           6.33%        7.63%       8.00%       8.70%        9.28%
----------------------------------------------------------------------------
----------------------------------------------------------------------------
5.50%           6.96%        8.40%       8.80%       9.57%      10.20%
----------------------------------------------------------------------------
----------------------------------------------------------------------------
6.00%           7.59%        9.16%       9.60%     10.43%       11.13%
----------------------------------------------------------------------------
----------------------------------------------------------------------------
6.50%           8.23%        9.92%     10.40%      11.30%       12.06%
----------------------------------------------------------------------------
----------------------------------------------------------------------------
7.00%           8.86%      10.69%      11.20%      12.17%       12.99%
----------------------------------------------------------------------------
----------------------------------------------------------------------------
7.50%           9.49%      11.45%      12.00%      13.04%       13.91%
----------------------------------------------------------------------------
----------------------------------------------------------------------------
8.00%         10.13%       12.21%      12.80%      13.91%       14.84%
----------------------------------------------------------------------------
----------------------------------------------------------------------------
8.50%         10.76%       12.98%      13.60%      14.78%       15.77%
----------------------------------------------------------------------------
----------------------------------------------------------------------------
9.00%         11.39%       13.74%      14.40%      15.65%       16.70%
----------------------------------------------------------------------------


9.50%         12.03%       14.50%      15.20%      16.52%       17.63%
----------------------------------------------------------------------------
----------------------------------------------------------------------------
10.00%        12.66%       15.27%      16.00%      17.39%       18.55%
----------------------------------------------------------------------------
----------------------------------------------------------------------------
10.50%        13.29%       16.03%      16.80%      18.26%       19.48%
----------------------------------------------------------------------------
----------------------------------------------------------------------------
11.00%        13.92%       16.79%      17.60%      19.13%       20.41%
----------------------------------------------------------------------------
Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

PERFORMANCE COMPARISONS
o     Advertising and sales literature may include:

o references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

o charts, graphs and illustrations using the Funds' returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

o information about the mutual fund industry from sources such as the Investment Company Institute.

     A Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

     A Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

     You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Funds use in advertising may include:


Lipper Analytical Services, Inc.

     Ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specified period of time. From time to time, the Fund will quote its Lipper ranking in the "growth funds" category in advertising and sales literature.


Morningstar, Inc.

     An independent rating service, is the publisher of the bi-weekly Mutual Fund Values, which rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.


     Standard & Poor's Daily Stock Price Index of 500 Common Stocks (S&P 500) Composite index of common stocks in industry, transportation, and financial and public utility companies. Can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the S & P 500 assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the S & P figures.


Russell 1000 Growth Index

     Consists of those Russell 2000 securities with a greater-than-average growth orientation. Securities in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth rates.


Russell 2000 Index

     A broadly diversified index consisting of approximately 2,000 small capitalization common stocks that can be used to compare to the total returns of funds whose portfolios are invested primarily in small capitalization common stocks.


Lehman Brothers Five-Year State General Obligation Bonds

     Index comprised of all state general obligation debt issues with maturities between four and six years. These bonds are rated A or better and represent a variety of coupon ranges. Index figures are total returns calculated for one, three, and twelve month periods as well as year-to-date. Total returns are also calculated as of the index inception, December 31, 1979.


Lehman Brothers Government/Corporate (Total) Index

     Index comprised of approximately 5,000 issues which include: non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed rate, non-convertible domestic bonds of companies in industry, public utilities, and finance. The average maturity of these bonds approximates nine years. Tracked by Lehman Brothers, Inc., the index calculates total returns for one-month, three-month, twelve-month, and ten-year periods and year-to-date.


Consumer Price Index
Generally considered to be a measure of inflation.


Dow Jones Industrial Average ("DJIA")

     An  unmanaged  index   representing   share  prices  of  major   industrial
corporations, public utilities, and transportation companies. Produced by the Dow Jones & Company, it is cited as a principal indicator of market conditions.


Bank Rate Monitor National Index

     A financial reporting service which publishes weekly average rates of 50 leading bank and thrift institution money market deposit accounts. The rates published in the index are an average of the personal account rates offered on the Wednesday prior to the date of publication by ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. Account minimums range upward from $2,500 in each institution and compounding methods vary. If more than one rate is offered, the lowest rate is used. Rates are subject to change at any time specified by the institution.


The S&P/BARRA Value Index and the S&P/BARRA Growth Index

     Constructed by Standard & Poor's and BARRA, Inc., an investment technology and consulting company, by separating the S&P 500 Index into value stocks and growth stocks. The S&P/BARRA Growth and S&P/BARRA Value Indices are constructed by dividing the stocks in the S&P 500 Index according to their price-to-book ratios. The S&P/BARRA Growth Index, contains companies with higher price-to-earnings ratios, low dividends yields, and high earnings growth
(concentrated in electronics, computers, health care, and drugs). The Value Index contains companies with lower price-to-book ratios and has 50% of the capitalization of the S&P 500 Index. These stocks tend to have lower price-to-earnings ratios, high dividend yields, and low historical and predicted earnings growth (concentrated in energy, utility and financial sectors). The S&P/BARRA Value and S&P/BARRA Growth Indices are capitalization-weighted and rebalanced semi-annually. Standard & Poor's/BARRA calculates these total return indices with dividends reinvested.


Standard & Poor's Midcap 400 Stock Price Index

     A composite index of 400 common stocks with market capitalizations between $200 million and $7.5 billion in industry, transportation, financial, and public utility companies. The Standard & Poor's index assumes reinvestment of all dividends paid by stocks listed on the index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the Standard & Poor's figures.


S&P 600 Smallcap Index

     An  unmanaged   capitalization-weighted   index   representing   all  major
industries in the small-range of the U.S. stock market.

Mutual Fund Market

     Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $4 trillion to the more than 6,700 funds available, according to the Investment Company Institute.


FINANCIAL INFORMATION

The Financial Statements for the Funds for the fiscal year ended January 31, 2001, are incorporated herein by reference to the Annual Report to Shareholders of the WesMark Funds dated January 31, 2001.



INVESTMENT RATINGS


STANDARD AND POOR'S LONG-TERM DEBT RATING DEFINITIONS

     AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

     AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

     A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

     BB--Debt rated BB has less near-term, vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB-rating.

     B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

     CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B-rating.

     CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

     C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC-debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

MOODY'S INVESTORS SERVICE LONG-TERM BOND RATING DEFINITIONS

     AAA--Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     AA--Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.

     A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     BAA--Bonds which are rated BAA are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     BA--Bonds which are BA are judged to have speculative elements; their future cannot be considered as well assured. Of ten the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     CAA--Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     CA--Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C--Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH ratings LONG-TERM DEBT RATING DEFINITIONS

     AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

     AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

     A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

     BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

     BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

     B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

     CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

     C--Bonds are imminent default in payment of interest or principal.

MOODY'S INVESTORS SERVICE COMMERCIAL PAPER RATINGS
Prime-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:
o     Leading market positions in well established industries.

o    High rates of return on funds employed.

o Conservative capitalization structure with moderate reliance on debt and ample asset protection.

o Broad margins in earning coverage of fixed financial charges and high internal cash generation.

o Well established access to a range of financial markets and assured sources of alternate liquidity.

     Prime-2--Issuers rated Prime-1 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

STANDARD AND POOR'S COMMERCIAL PAPER RATINGS

     A---This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

     A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

FITCH ratings COMMERCIAL PAPER RATING DEFINITIONS

     FITCH-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

     FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.


ADDRESSES


WESMARK FUNDS
WesMark Small Company Growth Fund
WesMark Growth Fund
WesMark Balanced Fund
WesMark Bond Fund
WesMark West Virginia Municipal Bond Fund

5800 Corporate Drive
Pittsburgh, PA 15237-7010

Distributor

Edgewood Services, Inc.
Clearing Operations
P.O. Box 897
Pittsburgh, PA 15230-0897


Investment Adviser
WesBanco Investment Department
Wheeling, WV 26003


Custodian
WesBanco Investment Department
One Bank Plaza
Wheeling, WV 26003


Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600


Independent Auditors
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116






PART C.    OTHER INFORMATION.

Item 23.    Exhibits:

(a)  Conformed Copy of Declaration of Trust of the Registrant; (1)
(i)  Form of Amendment No. 1 to the Declaration of   Trust; (2)
(b)  Copy of By-Laws of the Registrant; (1)
(c)  Not applicable;
(d)  Conformed Copy of Investment Advisory Contract of the Registrant; (8)
(i)   Conformed Copy of Exhibit A to the Investment Advisory Contract; (8)
(ii)  Conformed Copy of Exhibit B to the Investment Advisory Contract; (8)
(iii) Conformed Copy of Exhibit C to the Investment Advisory Contract; (8)
(iv)  Conformed Copy of Exhibit D to the Investment Advisory Contract; (8)
(v)   Conformed Copy of Exhibit E to the Investment Advisory Contract; (8)
(e)   Conformed Copy of Distributor's Contract of the Registrant; (1)
(i)   Conformed Copy of Exhibit B to the Distributor's Contract; (2)
(ii)  Conformed Copy of Exhibits C & D to the Distributor's Contract; (4)
(iii) Conformed Copy of Sales Agreement with Edgewood Services, Inc.; (7)
(f)  Not applicable;
(g)  Conformed Copy of Custodian Contract of the Registrant; (1)
(i)  Conformed Copy of Exhibit 1 to the Custody Contract (Schedule of Fees); (4)
(h)    (i)  Conformed Copy of Agreement for Fund Accounting,
Administrative Services, and Transfer Agency Services of the Registrant; (1)
(ii)  Conformed Copy of Schedule A (Fund Accounting Fees) of the Registrant; (4)
(iii)  Conformed Copy of Schedule B (Fees and Expenses of
Transfer Agency) of the Registrant; (4)
---------------------------------
+ All exhibits filed electronically

1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed November 14, 1996 (File Nos. 333-16157 and 811-7925).

2.   Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment No. 1 on Form N-1A filed February 4, 1997 (File Nos. 333-16157 and 811-7925).

4. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 2 on Form N-1A filed January 8, 1998 (File Nos. 333-16157 and 811-7925).

7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed February 22, 2000 (File Nos. 333-16157 and 811-7925).

8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed May 31, 2001 (File Nos. 333-16157 and 811-7925).

(iv) Conformed Copy of Shareholder Services Agreement of the
Registrant; (1)
(v) Copy of Amendment No. 1 to Schedule A of the Shareholder Services Agreement; (1)
(vi) Copy of Amendment No. 2 to Schedule A of the Shareholder Services Agreement; (4)
(vii) Conformed Copy of Electronic Communications and
Recordkeeping Agreement; (2)
(i) Conformed Copy of Opinion and Consent of Counsel as to legality of shares being registered; (2)
(j) Conformed Copy of Consent of Independent Auditors; (8)
(k) Not applicable;
(l) Conformed Copy of Initial Capital Understanding;(2)
(m) (i) Conformed Copy of Distribution Plan; (1)
(ii) Conformed Copy of Exhibit B to the Distribution
Plan; (2)
(iii)Conformed Copy of Exhibits C & D to the Distribution
Plan; (4)
(n) Not applicable;
(o) (i) Conformed copy of Power of Attorney of the Registrant; (8)
(p) (i) Code of Ethics for Access Persons (8)
(ii) WesBanco Bank Inc. Code of Ethics (8)

Item 24.    Persons Controlled by or Under Common Control with Registrant

            None

Item 25.    Indemnification: (1)











----------------------------
+ All exhibits filed electronically

1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed November 14, 1996 (File Nos. 333-16157 and 811-7925).

2.   Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment No. 1 on Form N-1A filed February 4, 1997 (File Nos. 333-16157 and 811-7925).

4. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 2 on Form N-1A filed January 8, 1998 (File Nos. 333-16157 and 811-7925).

8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-1A filed April 28, 2000 (File Nos. 333-16157 and 811-7925).

Item 26.    Business and Other Connections of Investment Adviser:

     For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund - Adviser's Background" in Part A.

     The principal executive officers and directors of the Trust's Investment Adviser are set forth in the following tables. Unless otherwise noted, the position listed under other Substantial Business, Profession, Vocation, or Employment is with WesBanco Bank Wheeling.


(1)                          (2)                         (3)

                                                       OTHER SUBSTANTIAL
                                                      BUSINESS, PROFESSION,
NAME                   POSITION WITH THE ADVISOR      VOCATION OR EMPLOYMENT

Edward M. George       President & CEO            President & CEO WesBanco Inc.
Kristine N. Molnar     President Upper Ohio Valley
Thomas J. Hansberry    President Charleston Region
Stephen F. Decker      President Parkersburg Marietta
Donald K. Jebbia       President Elm Grove Branch     Former President & CEO
                                                      WesBanco Bank Elm Grove
C. Barton Loar         President North Central WV
Jerome B. Schmitt      EVP Investments & Trusts
Frank R. Kerekes       EVP Fairmont
Michael L. Perkins     Auditor
Larry J. Johnson       EVP Parkersburg
David L. Mendenhall    Senior VP Parkersburg
Stephen E. Hannig      Senior VP & Secretary
Thomas B. McGaughy     Senior VP Trusts
John W. Moore, Jr.     Senior VP Human Resources
David L. Pell          Senior VP
Edward G. Sloane, Sr.  Senior VP/MIS
Bernard V. Easley      Senior VP Retail Lending
Lloyd E. Walker, Jr.   Senior VP Elm Grove Branch
Edward G. Sloane, Jr.  Senior VP & Controller
Rudy F. Torjak, Jr.    Senior VP Fairmont
William P. Crites      Senior VP Parkersburg
Gregory A. Dugan       Senior VP
Richard C. Hardin      Senior VP Fairmont
Thomas L. Jones        Senior VP Charleston
Brenda H. Robertson    Senior VP Charleston
C. Randall Law         Senior VP
Thomas M. Lookabaugh   Senior VP Parkersburg
Gregory W. Adkins      Vice President
Paul J. Becka          Vice President Information Tech.
John D. Faulkner       Vice President
Wyatt K. Hoffman       Vice President Credit Quality
James C. Porter        Vice President Compliance
Mary Ruth Cilles       Vice President Operations
Matthew W. Pribus      Vice President
Lawrence P. Finneran   Vice President/Mgr. Hancock Co.
W. Taylor McCluskey    Vice President & Senior Trust
                       Officer
Kevin D. McFarland     Vice President
Michael E. Klick       Vice President/Mgr. Consumer Credit
Roanne M. Burech       Vice President Branch Administration
David B. Dalzell, Jr.  Vice President & Senior Trust
                       Officer
David B. Ellwood       Vice President
Patricia A. Lowe       Vice President Human Resources
D. Reed Burke          Vice President Barnesville Office
Linda Miller           Vice President McMechen Office
Michael Schwarz        Vice President Credit Risk Mgmt.
Aaron L. Hawkins       Vice President
Jon M. Rogers          Vice President
Charlotte J. Potter    Vice President & Trust Officer
William L. Cather      Vice President Fairmont
Luanne H. Bush         Vice President Fairmont
Sharon D. Carnes       Vice President Fairmont
Robert D. Reynolds     Vice President Fairmont
Sandra K. Campbell     Vice President Fairmont
William T. Goodrich    Vice President Fairmont
Jo Ann Rowan           Vice President Fairmont
Mary K. Romeo          Vice President Fairmont
Roger R. Stevens       Vice President Fairmont
Marilyn R. Riley       Vice President Fairmont
Joe Campbell           Vice President Parkersburg
W. James Reed          Vice President Parkersburg
John W. Hayes          Vice President Parkersburg
Charles J. Mildren     Vice President Parkersburg
David E. Lewis         Vice President Parkersburg
Thomas E. Douglass     Vice President Parkersburg
Sandy L. Fanaris       Vice President Mortgage Division
Susan L. Petrella      Vice President Mortgage Division
Nora T. Hanson         Vice President Charleston
Alecia J. Tyson        Vice President Charleston
R. Bruce Bandi         Asst. VP, Senior Trust Officer &
                       Assistant Secretary
Jeff Grandstaff        Asst. VP Check Processing
Thomas A. Medovic      Asst. VP & Senior Trust Officer
George P. Schramm      Asst. VP & Senior Trust Officer
Cynthia M. Perring     Asst. VP & Senior Trust Officer
Linda L. Daggett       Asst. VP & Trust Officer
W. Terrence Naughton   Asst. VP Technology Services
Joyce Ann Sellers      Asst. VP Parkeresburg
Thomas G. Coss, Jr.    Asst. VP
Carol F. Carpenter     Asst. VP
Richard Silverio, Jr.  Asst. VP
Gregory Shirak         Asst. VP
John E. Timko          Asst. VP
Terry A. Rogers        Asst. VP
David J. Carlot        Director                       Village Pantry Food Mart
Fred T. Chambers       Director                       Funeral Director, James Chambers
                                                         Funeral Home
D. Duane Cummins       Director                       President, Bethany College
Robert D'Alessandri    Director                       Physician, WVU Health Sciences
                                                         Center
Vincent F. D'Annunzio  Director                       Co-owner & President, Beverage
                                                         Distributors, Inc.
Donald R. Donell       Director                       President, Starvaggi Industries Inc.
Joseph F. Ford III     Director                       President, Ford Funeral Home Inc.
James C. Gardill       Director                       Chairman of the Board, WesBanco Inc.
                                                         Lawyer; Partner, Phillips,
                                                      Gardill,
                                                         Kaiser & Altmeyer
Edward M. George       Director                       President & CEO, WesBanco Bank Inc.
James D. Hesse         Director                       President & CEO, Whg-Nisshin, Inc.
Vaughn L. Kiger        Director                       Realtor, Dorsey & Kiger
Robert Kirkbride       Director                       Corporate Officer, Christy &
                                                      Associates
                                                         Real Estate
John L. McClaugherty   Director                       Lawyer
Daniel O. Martin       Director                       EVP, Mullen Motors Company
David L. Mendenhall    Director                       SVP-Parkersburg
Kristine N. Molnar     Director                       President-Upper Ohio Valley WesBanco
Edward M. Nelson, III  Director                       Retired; former President Nelson's
                                                          Drug Company
Rizal V. Pangilinan    Director                       Ophthalmologist; Wheeling Clinic
Dean C. Ramsey         Director                       Lawyer; Partner, West & Jones
F. M. Dean Rohrig      Director                       Lawyer
Richard A. Rubin       Director                       President, Rubin Resources, Inc.
C. Jack Savage         Director                       Chairman, Savage Construction Co.
James G. Squibb, Jr.   Director                       President & General Manager, WTRF
R. Bruce White         Director                       Lawyer


Item 27.    Principal Underwriters:
            -----------------------

(a) Edgewood Services, Inc. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant: Excelsior Funds, Excelsior Funds, Inc., Excelsior Institutional Trust, Excelsior Tax-Exempt Funds, Inc., FTI Funds, The Riverfront Funds, Robertsons Stephens Investment Trust, Banknorth Funds and WesMark Funds.

            (b)

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant
------------------            ------------------------       -----------------

Lawrence Caracciolo           Director,                           --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Arthur L. Cherry              Director,                           --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

J. Christopher Donahue        Director,                           --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Thomas R. Donahue             Director and Executive               --
5800 Corporate Drive          Vice President,
Pittsburgh, PA 15237-7002    Edgewood Services, Inc.

Peter J. Germain              President,                          --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Charles L. Davis, Jr.         Vice President,
5800 Corporate Drive          Edgewood Services, Inc.             --
Pittsburgh, PA 15237-7002

Christine Johnston            Vice President,                     --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Ernest L. Linane              Vice President,                     --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Denis McAuley, III            Treasurer,                          --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002


Timothy S. Johnson            Secretary,                          --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Victor R. Siclari             Assistant Secretary,                --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

            (c)  Not applicable



Item 28.    Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                                Federated Investors Tower
                                          1001 Liberty Avenue
                                          Pittsburgh, PA  15222-3779
                                          (Notices should be sent to the Agent
                                          for Service at the above address)

                                          5800 Corporate Drive
                                          Pittsburgh, PA  15237-7010

Federated Shareholder                     P.O. Box 8600
Services Company("Transfer Agent,         Boston, MA  02266-8600
and Dividend Dispersing Agent")

Federated Services Company                Federated Investors Tower
("Administrator")                         1001 Liberty Avenue
                                          Pittsburgh, PA  15222-3779

WesBanco Investment Department            One Bank Plaza
("Adviser" and "Custodian")               Wheeling, WV 26003

Item 29.    Management Services:  Not applicable.

Item 30.    Undertakings:

     Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.




                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, WESMARK FUNDS, has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 1st day of March, 2002.

                                   WESMARK FUNDS

                  BY: /s/ Kirk A. Montgomery
                  Kirk A. Montgomery, Assistant Secretary
                  Attorney in Fact for John F. Donahue
                  March 1, 2002

     Pursuant to the requirements of the Securities Act of 1933, Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                            TITLE                         DATE
    ----                            -----                         ----

By: /s/ Kirk A. Montgomery          Attorney In Fact
    Kirk A. Montgomery              For the Persons         March 1, 2002
    ASSISTANT SECRETARY             Listed Below


    NAME                            TITLE

John F. Donahue*                  Chairman and Trustee
                                  (Chief Executive Officer)

Peter J. Germain*                 President


Richard J. Thomas*                Treasurer
                                  (Principal Financial and
                                  Accounting Officer)

J.    Christopher Donahue*        Executive Vice President and Trustee

John W McGonigle*                 Executive Vice President and Secretary

Thomas G. Bigley*                 Trustee

Nicholas P. Constantakis*         Trustee

John T. Conroy, Jr.*              Trustee

John F. Cunningham*               Trustee

Lawrence D. Ellis, M.D.*          Trustee

Peter E. Madden*                  Trustee

Charles F. Mansfield, Jr.*        Trustee

John E. Murray, Jr.*              Trustee

Marjorie P. Smuts*                Trustee

John S. Walsh*                    Trustee

* By Power of Attorney